Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2011	Aug. 01, 2011
Document And Entity Information
Entity Registrant Name	DAIS ANALYTIC CORPORATION
Entity Central Index Key	0001125699
Document Type	S-1
Document Period End Date	Jun 30, 2011
Amendment Flag	true
Amendment Description	Correct subtotal on Statement of Operations
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 5,064,271
Entity Common Stock, Shares Outstanding		36,095,064
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 841,797	$ 304,656	$ 1,085,628
Accounts receivable, net of allowance for doubtful accounts of $18,650 and $0 at June 30, 2011 and December 31, 2010, respectively	807,967	828,632	187,434
Other receivables	69,526	59,526
Inventory	371,970	294,069	149,986
Deferred offering costs	547,376	175,000
Debt issue costs	49,807
Prepaid expenses and other current assets	57,916	83,136	103,571
Total current assets	2,746,359	1,745,019	1,526,619
Property and equipment, net	144,914	147,911	19,383
Other assets:
Deposits	2,280	3,280	2,280
Patents, net of accumulated amortization of $120,890 and $112,240 at June 30, 2011 and December 31, 2010, respectively	79,309	74,363	72,464
Total other assets	81,589	77,643	74,744
Total assets	2,972,862	1,970,573	1,620,746
Current liabilities:
Accounts payable, including related party payables of $434,437 and $151,440 at June 30, 2011 and December 31, 2010, respectively	877,239	620,196	385,955
Accrued compensation and related benefits	1,405,606	1,426,022	1,314,356
Accrued expenses, other	268,374	241,861	223,597
Current portion of deferred revenue	590,541	647,804	292,457
Current portion of convertible notes payable		50,000	150,000
Current portion of notes payable, related party	624	1,620,624	1,425,624
Current portion of convertible notes payable, related party net of unamortized discount of $1,049,432 and $0 at June 30, 2011 and December 31, 2010, respectively	1,450,568
Total current liabilities	4,592,952	4,606,507	3,791,989
Long-term liabilities:
Long-term portion of notes payable, related party			300,000
Warrant liability	4,616,255	3,958,318	4,577,119
Deferred revenue, less current portion	86,840	127,840	207,696
Total long-term liabilities	4,703,095	4,086,158	5,084,815
Stockholders' deficit:
Preferred stock; $0.01 par value; 10,000,000 shares authorized; 0 shares issued and outstanding
Common stock; $0.01 par value; 200,000,000 shares authorized; 36,352,277 and 33,563,428 shares issued and 36,095,064 and 33,306,215 shares outstanding at June 30, 2011 and December 31, 2010, respectively	363,523	335,635	293,530
Capital in excess of par value	32,713,926	29,852,347	27,926,893
Accumulated deficit	(38,128,522)	(35,637,962)	(34,204,369)
Total		(5,449,980)	5,983,946
Treasury stock at cost, 257,213 shares	(1,272,112)	(1,272,112)	(1,272,112)
Total stockholders' deficit	(6,323,185)	(6,722,092)	(7,256,058)
Total liabilities and stockholder' deficit	$ 2,972,862	$ 1,970,573	$ 1,620,746

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Stockholders' deficit:
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	10,000,000	10,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	200,000,000	200,000,000
Common stock shares issued	36,352,277	33,563,428
Common stock shares outstanding	36,095,064	33,306,215

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Sales	$ 1,103,579	$ 989,642	$ 1,941,773	$ 1,376,424	$ 3,260,468	$ 1,447,071
License fees	20,500	20,500	41,000	41,030	82,000	84,144
Total	1,124,079	1,010,142	1,982,773	1,417,454	3,342,468	1,531,215
Cost of goods sold	806,674	550,196	1,507,564	871,522	2,290,041	1,071,098
Gross profit	317,405	459,946	475,209	545,932	1,052,427	460,117
Expenses:
Research and development expenses, net of government grant proceeds of $126,109, $0, $287,473, $0, $99,732 and $0 respectively	11,119		13,155		238,182	6,600
Selling, general and administrative	792,606	1,029,394	1,714,903	1,588,914	2,693,092	3,217,992
Total	803,725	1,029,394	1,728,058	1,588,914	2,931,274	3,224,592
Loss from operations	(486,320)	(569,448)	(1,252,849)	(1,042,982)	(1,878,847)	(2,764,475)
Other expense (income):
Other (income)					(36,003)
Change in fair value of warrant liability	(1,694,170)	(1,835,094)	657,937	(327,066)	(618,801)	3,731,694
Interest expense	416,899	55,233	580,438	101,736	209,550	621,574
Interest income	(634)		(664)			(667)
Total	(1,277,905)	(1,779,861)	1,237,711	(225,330)	(445,254)	4,352,601
Net income (loss)	$ 791,585	$ 1,210,413	$ (2,490,560)	$ (817,652)	$ (1,433,593)	$ (7,117,076)
Net loss per common share, basic and diluted					$ (0.05)	$ (0.36)
Net income (loss) per common share, basic	$ 0.02	$ 0.04	$ (0.07)	$ (0.03)
Net income (loss) per common share, diluted	$ 0.02	$ 0.03	$ (0.07)	$ (0.03)
Weighted average number of common shares, basic and diluted					29,985,632	19,960,150
Weighted average number of common shares, basic	35,089,169	29,800,194	34,335,348	29,577,797
Weighted average number of common shares, diluted	56,239,845	40,245,491	34,335,348	29,577,797

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net loss	$ (2,490,560)	$ (817,652)	$ (1,433,593)	$ (7,117,076)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	25,393	2,153	15,276	19,826
Amortization of deferred loan costs				1,004
Amortization of discount on convertible notes				144
Amortization of discount and beneficial conversion feature on notes payable	450,568			29,992
Issuance of common stock, stock options and stock warrants for services and amortization of common stock issued for services	87,937	163,164	287,035	110,316
Stock based compensation	630,096	478,548	651,034	1,504,669
Issuance of common stock warrants to induce conversion of notes payable				413,008
Change in fair value of warrant liability	657,937	(327,066)	(618,801)	3,731,694
Increase in allowance for doubtful accounts	18,450
(Increase) decrease in:
Accounts receivable	2,215	(999,829)	(641,198)	1,536
Other receivables	(10,000)		(59,526)
Inventory	(77,901)	(96,982)	(144,083)	(2,858)
Prepaid expenses and other current assets	4,104	(6,415)	(4,984)	(50,853)
Increase (decrease) in:
Accounts payable and accrued expenses	357,106	51,279	380,835	251,014
Accrued compensation and related benefits	(20,416)	56,667	111,666	166,967
Deferred revenue	(98,263)	312,428	275,491	122,239
Net cash used by operating activities	(463,334)	(1,183,705)	(1,180,848)	(818,378)
Investing activities
Increase in patent costs	(13,596)		(6,819)	(39,265)
Purchase of property and equipment	(13,746)	(10,484)	(113,305)	(1,346)
Net cash used by investing activities	(27,342)	(10,484)	(120,124)	(40,611)
Financing activities
Proceeds from issuance of notes payable, related party	1,500,000	620,000	620,000	1,565,000
Payments on notes payable, related party			(100,000)	(290,000)
Proceeds from advance from related party				222,900
Repayments of advance from related party				(222,900)
Issuance of common stock and exercise of warrants for cash				642,750
Payments on notes payable	(50,000)	(100,000)
Payments for debt issue costs and deferred offering costs	(422,183)
Net cash provided by financing activities	1,027,817	520,000	520,000	1,917,750
Net increase (decrease) in cash and cash equivalents	537,141	(674,189)	(780,972)	1,058,761
Cash and cash equivalents, beginning of period	304,656	1,085,628	1,085,628	26,867
Cash and cash equivalents, end of period	841,797	411,439	304,656	1,085,628
Supplemental cash flow information:
Cash paid during the year for interest	34,158			42,651
Supplemental disclosure of non-cash investing and financing activities:
Application of proceeds due and payable under note, including accrued interest, to purchase 2,667,503 shares of common stock at $0.26 per share	693,550
Issuance of note payable with a beneficial conversion feature	1,064,760
Issuance of note payable with a discount equivalent to the relative fair value of the accompanying warrant	435,240
Issuance of 375,000 shares of common stock in conversion of notes payable		75,000
Issuance of 1,000,384 shares of common stock in conversion of note payable			200,077	2,711,600
Application of proceeds due and payable under note, including accrued interest, to purchase 2,321,422 shares of common stock at $0.26 per share			603,570	0
Issuance of common stock and warrants for services, 888,692 and 344,692, respectively			$ 512,880	$ 110,316

Shareholders Equity (USD $)	Common Stock	CapitalInExcessOfParValueMember	Accumulated Deficit	PrepaidServicesPaidForWithCommonStock	Treasury Stock	Total
Beginning balance, amount at Dec. 31, 2008	$ 121,624	$ 25,253,196	$ (28,776,769)	$ (23,375)	$ (1,272,112)	$ (4,697,436)
Beginning balance, shares at Dec. 31, 2008	12,162,398
Issuance of common stock for services, amount		1,504,669				1,504,669
Issuance of common stock for conversion of notes payable and related accrued interest, shares	13,553,822
Issuance of common stock for conversion of notes payable and related accrued interest, amount	135,538	2,576,062				2,711,600
Issuance of common stock and warrant for services, shares	344,692
Issuance of common stock and warrant for services, amount	3,448	105,029		23,375		131,852
Issuance of warrants for debt conversion		413,008				413,008
Issuance of common stock and warrants for cash, shares	2,490,385
Issuance of common stock and warrants for cash, amount	24,904	613,596				638,500
Cumulative effect of change in accounting principle for warrant classification		(3,623,448)	1,689,476			(1,933,972)
Exercise of warrants and options, shares	801,633
Exercise of warrants and options, amount	8,016	1,084,781				1,092,797
Net loss			(7,117,076)			(7,117,076)
Ending Balance, amount at Dec. 31, 2009	293,530	27,926,893	(34,204,369)		(1,272,112)	(7,256,058)
Ending balance, shares at Dec. 31, 2009	29,352,930
Stock based compensation		651,032				651,032
Issuance of common stock in exchange for settlement of debt, shares	2,321,422
Issuance of common stock in exchange for settlement of debt, amount	23,214	580,356				603,570
Issuance of common stock for conversion of notes payable and related accrued interest, shares	1,000,384
Issuance of common stock for conversion of notes payable and related accrued interest, amount	10,004	190,073				200,077
Issuance of common stock and warrant for services, shares	888,692
Issuance of common stock and warrant for services, amount	8,887	503,993				512,880
Net loss			(1,433,593)			(1,433,593)
Ending Balance, amount at Dec. 31, 2010	335,635	29,852,347	(35,637,962)		(1,272,112)	(6,722,092)
Ending balance, shares at Dec. 31, 2010	33,563,428
Issuance of common stock for services, shares	121,346
Issuance of common stock for services, amount	1,213	41,608				42,821
Stock based compensation		630,096				630,096
Warrant issued with convertible note payable, related party		435,240				435,240
Beneficial conversion feature on convertible notes payable, related party		1,064,760				1,064,760
Issuance of common stock in exchange for settlement of debt, shares	2,667,503
Issuance of common stock in exchange for settlement of debt, amount	26,675	666,875				693,550
Revaluation of common stock issued to vendors for services		23,000				23,000
Net loss			(2,490,560)			(2,490,560)
Ending Balance, amount at Jun. 30, 2011	$ 363,523	$ 32,713,926	$ (38,128,522)		$ (1,272,112)	$ (6,323,185)
Ending balance, shares at Jun. 30, 2011	36,352,277

Background Information	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Background Information

The accompanying financial statements of Dais Analytic Corporation (the “Company”) are unaudited, but in the opinion of management, reflect all adjustments necessary to fairly state the Company’s financial position, results of operations, stockholders’ deficit and cash flows as of and for the dates and periods presented. The financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information.

The unaudited financial statements and notes are presented as permitted by Form 10-Q. Accordingly, certain information and note disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted although the Company generally believes that the disclosures are adequate to ensure that the information presented is not misleading. The accompanying financial statements and notes should be read in conjunction with the audited financial statements and notes of the Company for the fiscal year ended December 31, 2010 included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 31, 2011. The results of operations for the three and six month periods ended June 30, 2011 are not necessarily indicative of the results that may be expected for any future quarters or for the entire year ending December 31, 2011.

Dais Analytic Corporation, a New York corporation, has developed and is commercializing applications using its nano-structure polymer technology. The first commercial product is an energy recovery ventilator (“ERV”) (cores and systems) for use in commercial Heating, Ventilating, and Air Conditioning (HVAC) applications. In addition to direct sales, the Company licenses its nano-structured polymer technology to strategic partners in the aforementioned application and is in various stages of development with regard to other applications employing its base technologies. The Company was incorporated in April 1993 with its corporate headquarters located in Odessa, Florida.

Dais Analytic Corporation (the “Company”), a New York corporation, has developed and is commercializing applications using its nano-structure polymer technology. The first commercial product is an energy recovery ventilator (“ERV”) (cores and systems) for use in commercial Heating, Ventilating, and Air Conditioning (HVAC) applications. In addition to direct sales, the Company licenses its nano-structured polymer technology to strategic partners in the aforementioned application and is in various stages of development with regard to other applications employing its base technologies. The Company was incorporated in April of 1993 with its corporate headquarters located in Odessa, Florida.

The Company is dependent on third parties to manufacture the key components needed for our nano-structured based materials and value added products made with these materials. Accordingly, a supplier’s failure to supply components in a timely manner, or to supply components that meet our quality, quantity and cost requirements or our technical specifications, or the inability to obtain alternative sources of these components on a timely basis or on terms acceptable to us, would create delays in production of our products or increase our unit costs of production. Certain of the components contain proprietary products of our suppliers, or the processes used by our suppliers to manufacture these components are proprietary. If we are required to replace any of our suppliers, while we should be able to obtain comparable components from alternative suppliers at comparable costs, this would create a delay in production.

For the years ended December 31, 2010 and 2009, seven five customers accounted for approximately 61% (seven customers represented the following percentages of sales 13%, 13%, 9%, 7%, 7%, 6% and 6%) and 66% (five customers represented the following percentages of sales 27%, 16%, 12%, 7% and 4%) of the Company’s total revenue, respectively. At December 31, 2010 and 2009 amounts due from these customers was approximately 61% and 25% of total accounts receivable, respectively.

Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. For the three and six months ended June 30, 2011, the Company incurred net income of  $791,585 and net loss of  $2,490,560, respectively. As of June 30, 2011, the Company has an accumulated deficit of  $38,128,522, negative working capital of  $1,846,593 and a stockholder’s deficit of  $6,323,185. In view of these matters, there is substantial doubt that the Company will continue as a going concern. The recoverability of recorded property and equipment, intangible assets, and other asset amounts shown in the accompanying financial statements is dependent upon the Company’s ability to continue as a going concern and to achieve a level of profitability. The Company intends on financing its future activities and its working capital needs largely from the sale of public equity securities and possible exercise of warrants with some additional funding from other traditional financing sources, including term notes and proceeds from licensing agreements until such time that funds provided by operations are sufficient to fund working capital requirements. However, there can be no assurance that the Company will be successful in its efforts. The financial statements of the Company do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. For the year ended December 31, 2010, the Company incurred a net loss of  $1,433,593 and has incurred significant losses since inception. As of December 31, 2010, the Company has an accumulated deficit of  $35,673,962, negative working capital of  $2,861,488 and a stockholders’ deficit of  $6,722,092. The Company used  $1,180,848 and  $818,378 of cash from operations during 2010 and 2009, respectively, which was funded by proceeds from debt and equity financings. There is no assurance that such financing will be available in the future. In view of these matters, there is substantial doubt that the Company will continue as a going concern. The Company is currently pursuing the following sources of short and long-term working capital:

1.	We are currently holding preliminary discussions with parties who are interested in licensing, purchasing the rights to, or establishing a joint venture to commercialize certain applications of our technology.

2.	We are seeking growth capital from certain strategic and/or government (grant) related sources. In addition to said capital, these sources may, pursuant to any agreements that may be developed in conjunction with such funding, assist in the product definition and design, roll-out, and channel penetration of our products. As part of this step we will attempt to take advantage of key programs associated with the recently enacted American Recovery and Reinvestment Act of 2009.

The Company’s ability to continue as a going concern is highly dependent on our ability to obtain additional sources of cash flow sufficient to fund our working capital requirements. However, there can be no assurance that the Company will be successful in its efforts to secure such cash flow. Any failure by us to timely procure additional financing or investment adequate to fund our ongoing operations, including planned product development initiatives and commercialization efforts, will have material adverse consequences on our financial condition, results of operations and cash flows.

The financial statements of the Company do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Significant Accounting Policies

In the opinion of management, all adjustments necessary for a fair statement of (a) the results of operations for the three and six month periods ended June 30, 2011 and 2010, (b) the financial position at June 30, 2011 and December 31, 2010, and (c) cash flows for the six month periods ended June 30, 2011 and 2010, have been made.

The significant accounting policies followed are:

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Accounts receivable - The Company regularly reviews accounts receivable for any bad debts based on an analysis of the Company’s collection experience, customer credit worthiness, and current economic trends. At June 30, 2011, the day’s sales outstanding were 76, as compared to 93 at December 31, 2010. Based on management’s review of accounts receivable, an allowance of  $18,450 is considered adequate at June 30, 2011, based on an analysis of accounts receivable balances and no allowance for doubtful accounts was considered necessary at December 31, 2010.

Inventory - Inventory consists primarily of raw materials and is stated at the lower of cost, determined by first-in, first-out method, or market. Market is determined based on the net realizable value, with appropriate consideration given to obsolescence, excessive levels, deterioration and other factors.

Revenue recognition - Generally, the Company recognizes revenue for its products upon shipment to customers, provided no significant obligations remain and collection is probable. This policy applies to all of our customers, including Genertec America (a distribution agreement) and CAST Systems Control Technology Co. (an agreement for the purchase of specific goods). During the six months ended June 30, 2011 and 2010, four and five customers accounted for approximately 52% and 55% of revenues, respectively.

Our ConsERV product typically carries a warranty of two years for all parts contained therein with the exception of the energy recovery ventilator core which typically carries a 10 year warranty. The warranty includes replacement of defective parts. The Company has recorded an accrual of approximately  $15,000 for future warranty expenses at June 30, 2011.

Revenue derived from the sale of licenses is deferred and recognized as revenue on a straight-line basis over the life of the license, or until the license arrangement is terminated. The Company recognized revenue of approximately  $20,500 and  $41,000 from license agreements for the three and six months ended June 30, 2011 and 2010, respectively.

Employee stock-based compensation - The Company recognizes all share-based awards to employees, including grants of employee stock options, as compensation expense in the financial statements based on their fair values. That expense will be recognized over the period during which an employee is required to provide services in exchange for the award, known as the requisite service period (usually the vesting period).

The fair value of each award is estimated at the grant date using the Black-Scholes option model with the following assumptions for awards granted during the six months ended June 30, 2011 and 2010:

	Six Months Ended June 30, 2011	Six Months Ended June 30, 2010
Dividend rate	0%	0%
Risk free interest rate	2.70 – 2.93%	2.38% - 2.59%
Expected term	6.5 years	5 – 10 years
Expected volatility	101 - 103%	96% - 107%

The basis for the above assumptions are as follows: the dividend rate is based upon the Company’s history of dividends; the risk-free interest rate for periods within the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant; the expected term was calculated based on the Company’s historical pattern of options granted and the period of time they are expected to be outstanding; and expected volatility was calculated by review of a peer company’s historical activity. The Company used a peer company’s historical activity due to the limited trading volume and historical information of the Company’s own common stock.

Forfeitures of unvested options are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Based on historical experience of forfeitures, the Company estimated forfeitures at 0% for each of the six month periods ended June 30, 2011 and 2010, respectively.

Non-employee stock-based compensation - The Company’s accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of EITF 96-18, “Accounting for Equity Instruments That are Issued to Other Than Employees for Acquiring , or in Conjunction with Selling Goods or Services,” now ASC 505 and EITF 00-18 “Accounting Recognition for Certain Transactions Involving Equity Instruments Granted to Other Than Employees,” now ASC 505. The measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement. Stock-based compensation related to non-employees is accounted for based on the fair value of the related stock or options or the fair value of the services, whichever is more readily determinable in accordance with ASC 718. The fair value of common stock issued for services is based on the closing stock price on the date the common stock was issued. During the six months ended June 30, 2011, the Company issued 121,346 shares of common stock valued at  $42,821 for services rendered. During the six months ended June 30, 2010, the Company issued 186,000 shares of common stock valued at  $175,111 for services rendered.

Research and development expenses and grant proceeds - Expenditures for research, development and engineering of products are expensed as incurred. For the three months ended June 30, 2011 and 2010, the Company incurred research and development costs of approximately  $137,200 and  $0, respectively. For the six months ended June 30, 2011 and 2010, the Company incurred research and development costs of approximately  $300,600 and  $0, respectively. The Company accounts for proceeds received from government grants for research as a reduction in research and development costs. For the three and six months ended June 30, 2011, the Company recorded approximately  $126,100 and  $287,500, respectively, in grant proceeds against research and development expenses on the statement of operations. No such grant proceeds were recognized for the three and six months ended June 30, 2010.

Government grants - Grants are recognized when there is reasonable assurance that the grant will be received and that any conditions associated with the grant will be met. When grants are received related to Property and Equipment, the Company reduces the basis of the assets resulting in lower depreciation expense over the life of the associated asset. Grants received related to expenses are reflected as a reduction of the associated expense in the period in which the expense is incurred.

Financial instruments - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

●Level 3 - Inputs that are both significant to the fair value measurement and unobservable.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of June 30, 2011. The Company uses the market approach to measure fair value for its Level 1 financial assets and liabilities, which include cash equivalents of  $736,506 at June 30, 2011. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities.

The respective carrying value of certain on-balance sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash, accounts receivable, other receivables, accounts payable, accrued compensation and accrued expenses. The fair value of the Company’s notes payable is estimated based on current rates that would be available for debt of similar terms which is not significantly different from its stated value.

The Company’s financial liabilities measured at fair value consisted of the following as of June 30, 2011:

	Fair Value Measurements
	Total carrying value	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant liability	$4,616,255	—	—	$4,616,255

A reconciliation of the beginning and ending fair values of financial instruments valued using significant unobservable inputs (Level 3) is presented as follows:

Warrant Liability
Balance at December 31, 2010	$3,958,318
Changes in fair value	657,937

Balance at June 30, 2011	$4,616,255

Income taxes - Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are computed on the basis of differences between the financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future based upon enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company accounts for tax uncertainties under the provisions of FASB ASC 740-10 “Uncertainty in Income Taxes” (ASC 740-10). The Company has not recognized a liability as a result of the implementation of ASC 740-10. A reconciliation of the beginning and ending amount of unrecognized tax benefits has not been provided since there is no unrecognized benefit since the date of adoption. The Company has not recognized interest expense or penalties as a result of the implementation of ASC 740-10. If there were an unrecognized tax benefit, the Company would recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses.

Earnings (Loss) per share - Basic earnings (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted average common shares outstanding for the period. Diluted earnings (loss) per share is computed giving effect to all potentially dilutive common shares. Potentially dilutive common shares may consist of incremental shares issuable upon the exercise of stock options and warrants and the conversion of notes payable to common stock. In periods in which a net loss has been incurred, all potentially dilutive common shares are considered antidilutive and thus are excluded from the calculation. At June 30, 2011 and 2010, the Company had 52,026,555 and 38,043,167 potentially dilutive common shares, respectively, which were not included in the computation of loss per share.

The following sets forth the computation of basic and diluted net earnings (loss) per common share for three and six months ended June 30, 2011 and 2010:

	For the Three Months Ended		For the Six Months Ended
	June 30, 2011 (1)	June 30, 2010 (2)	June 30, 2011	June 30, 2010
Numerator:
Net income (loss) to common shareholders	$791,585	$1,210,413	$(2,490,560)	$(817,652)
Interest on convertible debentures	62,500	5,625	—	—

Net income (loss) available to common stockholders	$854,085	$1,216,038	$(2,490,560)	$(817,652)

Denominator:
Weighted average basic shares outstanding	35,089,169	29,800,194	34,335,348	29,577,797
Effect of dilutive securities:
Convertible debt	10,363,542	981,090	—	—
Stock options	4,085,153	4,617,032	—	—
Stock warrants	6,701,980	4,847,175	—	—

Weighted average fully diluted shares outstanding	56,239,845	40,245,491	34,335,348	29,577,797

Net income (loss) per common share—Basic	$0.02	$0.04	$(0.07)	$(0.03)

Net income (loss) per common share—Diluted	$0.02	$0.03	$(0.07)	$(0.03)

(1) For the three months ended June 30, 2011, 13,185,937 stock options and 22,065,661 warrants were excluded as their exercise price was higher than the Company's average stock price for the quarter.

(2) For the three months ended June 30, 2010, 10,473,225 stock options and 18,480,428 warrants were excluded as their exercise price was higher than the Company's average stock price for the quarter.

Derivative financial instruments - The Company does not use derivative instruments to hedge exposure to cash flow, market or foreign currency risk. Terms of convertible promissory note instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under ASC 815 “Derivative and Hedging” (ASC 815) to be accounted for separately from the host contract, and recorded on the balance sheet at fair value. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results.

Freestanding warrants issued by the Company in connection with the issuance or sale of debt and equity instruments are considered to be derivative instruments and are evaluated and accounted for in accordance with the provisions of ASC 815. Pursuant to ASC 815, an evaluation of specifically identified conditions is made to determine whether fair value of warrants issued is required to be classified as equity or as a derivative liability.

Reclassifications - Certain reclassifications have been made to the financial statements as of and for the periods ended December 31, 2010 and June 30, 2010 to conform to the presentation as of and for the three and six months ended June 30, 2011.

Recent accounting pronouncements

In April 2011, the FASB issued ASU 2011-02, “A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring”. This new guidance requires a creditor performing an evaluation of whether a restructuring constitutes a troubled debt restructuring, to separately conclude that both (i) the restructuring constitutes a concession and (ii) the debtor is experiencing financial difficulties. This standard clarifies the guidance on a creditor’s evaluation of whether it has granted a concession as well as the guidance on a creditor’s evaluation of whether a debtor is experiencing financial difficulties. The update also requires entities to disclose additional quantitative activity regarding troubled debt restructurings of finance receivables that occurred during the period, as well as additional information regarding troubled debt restructurings that occurred within the previous twelve months and for which there was a payment default during the current period. The new accounting guidance is effective beginning July 1, 2011, and should be applied retrospectively to January 1, 2011. The Company does not anticipate the adoption of this update to have a material impact on the Company’s financial statements.

Other recent accounting pronouncements issued by the FASB (including EITF), the AICPA and the SEC did not have, or are not expected to have a material impact on the Company’s present or future financial statements.

The significant accounting policies followed are:

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents - All cash, other than held in escrow, is maintained with a major financial institution in the United States. Deposits with this bank may exceed the amount of insurance provided on such deposits. Temporary cash investments with an original maturity of three months or less are considered to be cash equivalents.

Accounts receivable - Accounts receivable consist primarily of receivables from the sale of our ERV products. The Company regularly reviews accounts receivable for any bad debts based on an analysis of the Company’s collection experience, customer credit worthiness, and current economic trends. At December 31, 2010, the days sales outstanding was 93, as compared to 47 at December 31, 2009. The increase in the number of days to collect our receivables is primarily a result of the downturn in the economy and additional approval and certifications that our products had to pass (for a small number of customers) prior to payment being made. Based on management’s review of accounts receivable, no allowance for doubtful accounts is considered necessary at December 31, 2010 and 2009.

Inventory - Inventory consists of raw materials and work-in-process and is stated at the lower of cost, determined by first-in, first-out method, or market. Market is determined based on the net realizable value, with appropriate consideration given to obsolescence, excessive levels, deterioration and other factors. At December 31, 2010 and 2009, the Company had  $11,869 and  $2,160 of in-process inventory, respectively. A reserve is recorded for any inventory deemed excessive or obsolete. No reserve is considered necessary at December 31, 2010 and 2009.

Property and equipment - Property and equipment are recorded at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets ranging from 5 to 7 years. Depreciation expense was approximately  $10,400 and  $8,900 for the years ended December 31, 2010 and 2009, respectively. Gains and losses upon disposition are reflected in the statement of operations in the period of disposition. Maintenance and repair expenditures are charged to expense as incurred.

Intangible assets - Identified intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company’s existing intangible assets consist solely of patents. Patents are amortized over their estimated useful or economic lives of 15 years. Patent amortization expense was approximately  $4,900 and  $10,100 for the years ended December 31, 2010 and 2009, respectively. Total patent amortization expense for the next five years is estimated to be approximately  $15,000 per year.

Long-lived assets - Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the book value of the asset may not be recoverable. The Company periodically evaluates whether events and circumstances have occurred that indicate possible impairment. When impairment indicators exist, the Company uses market quotes, if available or an estimate of the future undiscounted net cash flows of the related asset or asset group over the remaining life in measuring whether or not the asset values are recoverable. There have been no significant impairments of long-lived assets during the two-year period ended December 31, 2010.

Research and development expenses, and grant proceeds - Expenditures for research, development, and engineering of products are expensed as incurred. For the years ended December 31, 2010 and 2009, the Company incurred research and development costs of approximately  $337,900 and  $6,600, respectively. The Company accounts for proceeds received from government grants for research as a reduction in research and development costs. For the year ended December 31, 2010, the Company recorded approximately  $99,000 in grant proceeds against research and development expenses on the statement of operations. No such grant proceeds were recognized for the year ended December 31, 2009.

Stock issuance costs - Stock issuance costs are recorded as a reduction of the related proceeds through a charge to stockholders’ equity.

Common stock - The Company records common stock issuances when all of the legal requirements for the issuance of such common stock have been satisfied.

Revenue recognition - Generally, the Company recognizes revenue for its products upon shipment to customers, provided no significant obligations remain and collection is probable. This policy applies to all of our customers, including Genertec America (a distribution agreement) and CAST Systems Control Technology Co. (an agreement for the purchase of specific goods).

Our ConsERV product typically carries a warranty of two years for all parts contained therein with the exception of the energy recovery ventilator core which typically carries a 10 year warranty. The warranty includes replacement of defective parts. The Company has recorded an accrual of approximately  $11,500 for future warranty expenses at December 31, 2010.

Revenue derived from the sale of licenses is deferred and recognized as revenue on a straight-line basis over the life of the license, or until the license arrangement is terminated. The Company recognized revenue of approximately  $82,000 and  $84,000 from license agreements for the years ended December 31, 2010 and 2009, respectively.

Government Grants - Grants are recognized when there is reasonable assurance that the grant will be received and that any conditions associated with the grant will be met. When grants are received related to Property and Equipment, the Company reduces the basis of the assets on the Statement of Financial Position, resulting in lower depreciation expense over the life of the associated asset. Grants received related to expenses are reflected as a reduction of the associated expense in the period in which the expense is incurred.

Stock based compensation - The Company recognizes all share-based payments to employees, including grants of employee stock options, as compensation expense in the financial statements based on their fair values. That expense will be recognized over the period during which an employee is required to provide services in exchange for the award, known as the requisite service period (usually the vesting period).

The value of each grant is estimated at the grant date using the Black-Scholes option model with the following assumptions for options granted during the years ended December 31, 2010 and 2009:

	Years Ended December 31,
	2010	2009

Dividend rate	0%	0%

Risk free interest rate	1.96%–3.68%	1.65%–3.49%

Expected term	5 – 6.5 years	5 – 10 years

Expected volatility	97%– 112%	92%– 106%

The basis for the above assumptions are as follows: the dividend rate is based upon the Company’s history of dividends; the risk-free interest rate for periods within the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant; the expected term was calculated based on the Company’s historical pattern of options granted and the period of time they are expected to be outstanding; and expected volatility was calculated by review of a peer company’s historical activity.

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Based on historical experience of forfeitures, the Company estimated forfeitures at 0% for each of the years ended December 31, 2010 and 2009.

Non-employee stock-based compensation - The Company’s accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of EITF 96-18, “Accounting for Equity Instruments That are Issued to Other Than Employees for Acquiring , or in Conjunction with Selling Goods or Services,” now ASC 505 and EITF 00- 18 “Accounting Recognition for Certain Transactions Involving Equity Instruments Granted to Other Than Employees,” now ASC 505. The measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement. Stock-based compensation related to non-employees is accounted for based on the fair value of the related stock or options or the fair value of the services, whichever is more readily determinable in accordance with ASC 718.]

The fair value of warrants issued in 2010 and 2009 was calculated using the Black-Scholes model with the following assumptions: Expected life in years: 5-10 years and 5-10 years, respectively; Estimated volatility 96% - 100% and 80% - 114%, respectively; Risk-free interest rate: 2.38% - 2.57% and 2.64% - 3.98%, respectively; Dividend yield: 0%.

Financial instruments - In September 2006, the Financial Accounting Standards Board (FASB) introduced a framework for measuring fair value and expanded required disclosure about fair value measurements of assets and liabilities. The Company adopted the standard for those financial assets and liabilities as of the beginning of the 2008 fiscal year and the impact of adoption was not significant. FASB Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) which defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between

(1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and

(2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3 - Inputs that are both significant to the fair value measurement and unobservable.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2010. The Company uses the market approach to measure fair value for its Level 1 financial assets and liabilities, which include cash equivalents of  $10,150 at December 31, 2010. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities.

The respective carrying value of certain on-balance sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash, accounts receivable, other receivables, accounts payable, accrued compensation and accrued expenses. The fair value of the Company’s notes payable is estimated based on current rates that would be available for debt of similar terms which is not significantly different from its stated value.

The Company’s financial liabilities measured at fair value consisted of the following as of December 31, 2010 and were valued as discussed in Note 12:

	Fair Value Measurements at December 31, 2010
	Total carrying value	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant liability	3,958,318	—	—	3,958,318

A reconciliation of the beginning and ending fair values of financial instruments valued using significant unobservable inputs (Level 3) is presented as follows:

Warrant Liability
Balance at December 31, 2009	$4,577,119
Changes in fair value	(618,801)

Balance at December 31, 2010	$3,958,318

Income taxes - Income taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due plus deferred taxes resulting from temporary differences. Such temporary differences result from differences in the carrying value of assets and liabilities for tax and financial reporting purposes. The deferred tax assets and liabilities represent the future tax consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company identifies and evaluates uncertain tax positions, if any, and recognizes the impact of uncertain tax positions for which there is a less than more-likely-than-not probability of the position being upheld when reviewed by the relevant taxing authority. Such positions are deemed to be unrecognized tax benefits and a corresponding liability is established on the balance sheet. The Company has not recognized a liability for uncertain tax positions. If there were an unrecognized tax benefit, the Company would recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. The Company’s remaining open tax years subject to examination by the Internal Revenue Service include the years ended December 31, 2007 through 2009.

Loss per share - Basic and diluted earnings per share are computed based on the weighted-average common shares and common share equivalents outstanding during the period. Common share equivalents consist of stock options, warrants and convertible notes payable. Common share equivalents of 39,026,278 and 30,003,977 were excluded from the computation of diluted earnings per share for the years ended December 31, 2010 and 2009, respectively, because their effect is anti-dilutive.

Derivative Financial Instruments - The Company does not use derivative instruments to hedge exposure to cash flow, market or foreign currency risk. Terms of convertible promissory note instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under ASC 815 “Derivative and Hedging” (ASC 815) to be accounted for separately from the host contract, and recorded on the balance sheet at fair value. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results.

Freestanding warrants issued by the Company in connection with the issuance or sale of debt and equity instruments are considered to be derivative instruments and are evaluated and accounted for in accordance with the provisions of ASC 815. Pursuant to ASC 815, an evaluation of specifically identified conditions is made to determine whether fair value of warrants issued is required to be classified as equity or as a derivative liability.

Recent accounting pronouncements

Recent accounting pronouncements issued by FASB (including EITF), the AICPA and the SEC did not or are not believed by management to have a material impact on the Company’s present or future financial statements.

Property and Equipment	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Property and Equipment

Property and equipment consist of the following:

	December 31,
	2010	2009

Furniture and fixtures	$38,764	$33,530
Computer equipment	64,305	57,344
Demonstration equipment	104,871	—
Office and lab equipment	216,248	194,429

	424,188	285,303
Less accumulated depreciation	276,277	265,920

	$147,911	$19,383

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2010	2009

Prepaid expenses	$31,070	$50,335
Prepaid insurance	29,948	31,699
Prepaid services paid for with common stock	172,118	21,537
Prepaid loan costs	25,000	—

	$258,136	$103,571

Accrued Expenses, Other	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Accrued Expenses, Other

Accrued expenses, other consists of the following:

	December 31,
	2010	2009

Accrued expenses, other	$39,850	$127,768
Accrued registration rights penalty	5,000	41,000
Accrued interest	14,676	28,127
Accrued interest, related party	157,683	13,502
Accrued warranty costs	11,452	—
Contractual obligation	13,200	13,200

	$241,861	$223,597

Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Notes Payable

Notes payable consist of the following:

	June 30, 2011	December 31, 2010
Convertible note payable; interest at 9%; collateralized by the Company’s patents and patent applications	$—	$50,000
Convertible note payable, related party; interest at 10% per annum; due in full March 22, 2012	1,000,000	1,000,000
Secured convertible note payable, related party; interest at 10% per annum; due March 22, 2012	1,500,000	—
Note payable, related party; 10% interest; unsecured; paid in full	—	620,000

Note payable; related party	624	624

	2,500,624	1,670,624

Less unamortized discount	(1,049,432)	—

Less amounts currently due, net of unamortized discount	1,451,192	1,670,624

Long-term portion	$—	$—

Notes Payable

In December 2009, we secured a 10% loan in the principal amount of  $1,000,000 from an investor. Pursuant to the terms of the note, we are to pay the holder simple interest at the rate of ten percent per annum commencing on the date of issuance with all interest and principal due and payable in cash on or before June 17, 2010. The note’s maturity date was extended to April 30, 2011. On March 22, 2011, the Company entered into a Securities Amendment and Exchange Agreement and an Amended and Restated Convertible Promissory Note (“Convertible Note”, collectively “Exchange Agreements”) with this investor. Pursuant to the terms and subject to the conditions set forth in the Exchange Agreements, the Company and the Investor amended and restated the  $1,000,000 unsecured promissory note to, among other things, add a conversion option and extend the maturity date to March 22, 2012 (as amended and restated, the “2011 Convertible Note”). Interest in the amount of 10% per annum, commencing on December 17, 2009 and calculated on a 365 day year, and the principal amount of  $1,000,000 will be due in full on March 22, 2012. Subject to the terms and conditions of the 2011 Convertible Note, including limitations on conversion, the outstanding principal and interest under the 2011 Convertible Note will automatically convert into shares of the Company’s common stock at the then-effective conversion price upon the closing of a qualified firm commitment underwritten public offering or may be voluntarily converted by the investor at anytime during the debt term. The initial conversion price is  $0.26 per share. Any principal or interest which is not converted will be repaid by the Company at the earlier of a qualified offering, (as defined in the 2011 Convertible Note which is filed as an exhibit to the Form 8K filed with the Securities and Exchange Commission on March 28, 2011), or March 22, 2012. Pursuant to and during the term of the 2011 Convertible Note, the Company will not issue or allow to exist any obligation for borrowed money, except for subordinate indebtedness in payment and priority, trade payables incurred in the ordinary course of business, purchase money secured indebtedness for equipment or inventory, unsecured and subordinate, or unsecured and subordinate working capital guarantees provided by, the Export Import Bank of the United States (the “EXIM Bank”), and indebtedness evidenced by the promissory note dated February 19, 2010 issued to RBC Capital Markets- Custodian of Leonard Samuels IRA (as amended) in the principal amount of  $620,000.

On March 22, 2011, in connection with the above Exchange Agreements, the Company entered into amendments to existing warrant agreements with the investor to extend the terms of the existing Stock Purchase Warrants, dated on or about December 31, 2007 and March 12, 2009, respectively, to March 22, 2016 and to provide for cashless exercise unless such warrant shares are registered for resale under a registration statement. In addition, on March 22, 2011, the Company issued an additional Stock Purchase Warrant to the investor to purchase 1,000,000 shares of the Company’s common stock at  $0.45 per share, exercisable commencing on the earliest of the consummation of the qualified offering (as defined in the Exchange Agreements), the date of conversion of the Convertible Note in full, or the date of conversion of the Convertible Note by the investor in the greatest number of shares of the Company’s common stock not to exceed 9.99% beneficial ownership of Company outstanding common stock and terminating on March 22, 2016.

The 2011 Convertible Note is a hybrid financial instruments that blends characteristics of both debt and equity securities. The note embodies settlement alternatives to the holder providing for either redemption of principal and interest in cash (forward component) or conversion into the Company’s common stock (embedded conversion feature). The forward component was valued using the present value of discounted cash flows arising from the contractual principal and interest payment terms and the embedded conversion feature was valued using the Monte Carlo simulation method. The fair value of the 2011 Convertible Note was estimated to be  $1,964,905 on the date of the exchange, which resulted in a loss on extinguishment of debt of  $964,905. Further, in accordance with ASC 470-20-25 and ASC 470-50-40, the net premium of  $964,905 associated with the 2011 Convertible Note was reclassified to capital in excess of par value under the presumption that such net premium represented a capital contribution. Consequently, the 2011 Convertible Note is being carried at face value. The fair value of the additional warrant to purchase 1,000,000 shares and the value associated with the previously issued warrants that were amended was determined to be  $716,890 using the Black-Scholes option model and is included in the aggregate loss on extinguishment of  $1,681,795. Since the loan is held by a related party, the loss on extinguishment has been treated as a capital transaction and, as a result, this transaction had no effect on capital in excess of par value.

Also, on March 22, 2011, the Company entered into a 10% Note and Warrant Purchase Agreement, Secured Convertible Promissory Note and Patent Security Agreement (“Financing Agreements”) with the investor. Pursuant to the terms and subject to the conditions set forth in the Financing Agreements, the investor has provided a bridge loan in the amount of  $1,500,000 (“Loan”) to the Company, which is secured by all patents, patent applications and similar protections of the Company and all rents, royalties, license fees and “accounts” with respect to such intellectual property assets (“collateral”). Pursuant to the Secured Convertible Promissory Note (“Secured Note”), interest in the amount of 10% per annum, calculated on a 365 day year, and the principal amount of  $1,500,000 is due and payable on March 22, 2012, but repayment is accelerated upon a qualified offering (as defined in the note). In the event of such qualified offering, and subject to the terms and conditions of the Secured Note, the outstanding principal and interest under the Secured Note will automatically convert, subject to the limitations on conversion described in the note, into shares of the Company’s common stock at the then-effective conversion price upon the closing of such qualified offering. The initial conversion price is  $0.26 per share. Any principal or interest which is not converted will be repaid by the Company at the earlier of a qualified offering or March 22, 2012. No cash fees were paid to any party to the transaction in exchange for lending the money.

On March 22, 2011, in connection with the above Financing Agreements, the Company issued a Stock Purchase Warrant to the investor to purchase 3,000,000 shares of the Company’s common stock at  $0.45 per share, exercisable until March 22, 2016. The warrant was fair valued on the date of issuance, which amounted to  $1,204,787. The warrant value was recorded as a debt discount based on the relative fair value of the warrant to the total proceeds received, which amounted to  $435,240. The warrant was fair valued using the Black-Scholes-Merton valuation model. In addition, the debt contained a beneficial conversion feature, which was valued at the date of issuance at  $1,762,163; however, since this amount is in excess of the net value of the debt less the warrant discount, the beneficial conversion feature will be limited to  $1,064,760 and recorded as a discount on the loan. The total debt discount of  $1,500,000 is being amortized using the effective interest method over the 12-month term of the Secured Note. For the six and three months ended June 30, 2011, the Company recognized  $450,568 and  $332,749, respectively, in additional interest expense representing amortization of this debt discount.

Pursuant to and during the term of the Secured Note, the Company will not issue or permit to exist any obligation for borrowed money, except for trade payables incurred in the ordinary course of business, purchase money secured indebtedness for equipment or inventory, unsecured and subordinate indebtedness to, or unsecured and subordinate working capital guarantees provided by, the EXIM Bank, the promissory note dated February 19, 2010 issued to RBC Capital Markets- Custodian of Leonard Samuels IRA (as amended) in the principal amount of  $620,000, the Amended and Restated Convertible Promissory Note, dated March 22, 2011, issued to the investor in the principal amount of  $1,000,000 and other unsecured indebtedness for borrowed money in an amount not to exceed  $750,000.

Pursuant to the Patent Security Agreement issued in connection with the Note and Warrant Purchase of March 22, 2011, the Company shall not, without the investor’s prior consent, sell, dispose or otherwise transfer all or any portion of the collateral, except for license grants in the ordinary course of business. In addition, the Company will take all actions reasonably necessary to prosecute to allowance applications for patents and maintain all patents, and to seek to recover damages for infringement, misappropriation or dilution of the Collateral with limited exceptions.

In connection with such qualified offering, and subject to the terms and conditions of the Convertible Note, the Company will use reasonable efforts to include the investor’s securities in such offering. Pursuant to the terms and conditions of the Exchange Agreements, the investor will not, if requested in writing by the underwriter, sell, offer to sell or otherwise transfer or dispose of (other than to affiliates) any securities of the Company held by it for a period of 180 days from the date of the final prospectus relating to such qualified offering, except for certain limited sales as more fully described in the Exchange Agreements.

As previously noted, on February 19, 2010, the Company issued an unsecured promissory note from RBC Capital Markets- Custodian of Leonard Samuels IRA in the principal amounts of  $620,000. Pursuant to the terms of the note, the Company is to pay the holder simple interest at the rate ten percent per annum commencing on the date of issuance with all interest and principal due and payable in cash on or before August 10, 2010, which has been extended to May 31, 2011. After receipt of proceeds on the foregoing loans, we may not incur more than  $500,000 in debt without the holders’ prior approval and said additional debt may not be senior to these promissory notes without holder’s permission. During the term of the note, the note holder has the right to participate, by investing additional funds the total amount of which may not exceed the outstanding balance of the holder’s note, in any subsequent financings undertaken by the Company. Any such participation shall be upon the same terms as provided for in the subsequent financing. If an event of default were to occur and said default is not cured within the allotted period, the holders may declare all principal and accrued and unpaid interest due and payable without presentment, demand, protest or notice. Further, in addition to all remedies available under law, each holder may in the event of a default opt to convert the principal and interest outstanding under its note into any debt or equity security which Company issued after the date of its note and prior to the date of full payment of its note in accordance with the same terms as the subsequent financing. On May 12, 2011, the investor elected to apply all of the proceeds due and payable under the promissory note, including all accrued interest, to the purchase of the Company’s Common Stock. Pursuant to this transaction, the investor subscribed for and received 2,667,503 shares of Common Stock at a purchase price of  $0.26 per share resulting in an aggregate purchase price of  $693,550. As part of the purchase, the investor also received a five-year warrant to purchase 962,500 shares of Common Stock, at an exercise price of  $0.45 per share. The warrant is immediately exercisable and subject to adjustment for standard anti-dilution events, including but not limited to stock dividends, split-up, reclassification or combination of Company’s shares, exchange of stock for other Company stock, or certain capital reorganizations or reclassification of the capital stock or consolidation, merger or sale of substantially all Company’s assets. In addition, as part of this transaction, the warrants issued to this investor on December 20, 2007 and December 31, 2007 were amended to include a cashless exercise provision.

The number of shares issued was based upon an agreed-upon per share price of  $0.26, which was below the underlying fair value of the Company’s common stock on May 12, 2011 of  $0.40 resulting in a loss on extinguishment of debt of  $373,450. The fair value of the five year warrant that was issued was determined to be  $310,652 using the Black-Scholes option model and is included in the aggregate loss on extinguishment of  $684,102. Since the investor is a related party, the loss on extinguishment has been recorded as a capital transaction and, as a result, had no effect on capital in excess of par.

Accrued interest on the above outstanding notes was  $194,521 and  $157,683 at June 30, 2011 and December 31, 2010, respectively.

Notes payable consist of the following:

	December 31,
	2010		2009
Convertible notes payable; interest at 9%; $50,000 currently in default; collateralized by the Company’s patents and patent applications		$50,000	$150,000
Convertible notes payable, related party; interest at 9%; collateralized by the Company’s patents and patent applications		—	175,000
Note payable, related party; 7% interest; unsecured; settled during 2010		—	300,000
Note payable, related party; interest at 10% per annum; due April 30, 2011		1,000,000	1,000,000
Note payable, related party; 10% interest; unsecured; due April 30, 2011		620,000	250,000
Note payable; related party		624	624

		1,670,624	1,875,624
Less amounts currently due		1,670,624	1,575,624

Long-term portion	$		$300,000

Convertible Notes

December 2007 and January 2008, the Company issued convertible promissory notes (the “Convertible Notes”) and warrants to purchase common stock in exchange for proceeds totaling  $2,950,000. The Convertible Notes bear interest at nine percent per annum and have stated maturity dates from December 2008 to January 2009. The Convertible Notes are repayable in cash or convertible into shares of the Company’s stock at a rate of one share per  $0.20 of outstanding principal and interest. Warrants to purchase 14,750,000 shares of the Company’s common stock accompanying the Convertible Notes are, subject to certain limitations, exercisable at  $0.25 per share, vest immediately, and expire between December 2012 and January 2013. Due to certain adjustments that may be made to the terms of the warrants issued in December 2007, January 2008 and August 2008, if the Company issues or sell shares below the exercise price, the warrants have been classified as a liability as opposed to equity in accordance with the Derivatives and Hedging Topic of the FASB ASC 815-10-15 as it was determined that these warrants were not indexed to the Company’s stock. As a result, the fair market value of these warrants was remeasured on January 1, 2009 and marked to market at each subsequent financial reporting period. The Company has restated their 2009 Financial Statements to reflect this adjustment, see Note 12.

The Convertible Notes contain an embedded conversion feature. The Company accounted for this conversion feature and the detachable warrants by allocating the proceeds from issuance of the convertible notes to the beneficial conversion feature and the warrants based on their relative fair values.

To recognize the fair value of the warrants, the Company discounted the notes and increased additional paid in capital. The fair value of the beneficial conversion feature of  $1,383,437 and discount of  $1,566,563 related to the warrants were amortized over the term of the Convertible Notes. For the years ended December 31, 2010 and 2009, the Company recognized interest expense from the amortization of the beneficial conversion feature and discount of  $0 and  $30,136, respectively.

During the year ended December 31, 2009 eighteen holders converted their Convertible Notes, having an aggregate principal balance of  $2,350,000 plus accrued interest of  $361,600, into 13,553,822 shares of common stock. Some of the holders converted during periods in which we were offering an additional warrant as an inducement to convert. In accordance with said offers we issued additional warrants to purchase 1,665,000 shares of common stock, exercisable immediately at  $0.25 per share and valued at  $126,367, and 575,000 warrants, exercisable immediately at  $0.75 per share valued at  $286,641 which was recorded as interest expense during the twelve months ended December 31, 2009.

The value of each of the above groups of warrants was estimated using the Black-Scholes option model with the following assumptions for each of the exercise prices:

Exercise Prices
	$0.25 per share		$0.75 per share

Fair value of underlying stock on date of award	$	$0.09 – 0.19	$	$0.51 – 1.49

Dividend rate		0%		0%

Risk free interest rate		1.65%–2.58%		2.20%–2.49%

Expected term		5 years		5 years

Expected volatility		92%–94%		95%–96%

The warrants to purchase 1,665,000 shares of common stock as compared to the warrants to purchase 575,000 shares of common stock resulted in a lower fair value due to the lower fair value of the underlying common stock on the date of the award.

The warrants were issued as follows:

February 2009	124,875
March 2009	999,000
April 2009	416,250
August 2009	124,875

1,665,00

September 2009	162,500
October 2009	412,500

575,000

During 2009, four investors holding Convertible Notes with an aggregate outstanding principal balance of approximately  $450,000 at December 31, 2008 notified the Company that they were asserting their rights to receive payment of the principal and interest pursuant to the terms of the Convertible Notes. In June of 2009, three of these investors, holding an aggregate principal note balance of  $250,000, entered into a confession of judgment with the Company. Under that agreement, the three investors had the right, should the Company fail to pay all principal and interest due pursuant to their Convertible Notes on or before September 11, 2009, to file the confession of judgment with the court and seek to secure a judgment against the Company in the amount of all principal and interest due under their Convertible Notes together with the reasonable cost and expense of collection. All interest and principal related to the three Convertible Notes,  $289,803 in the aggregate, was paid in full by the Company on or before September 11, 2009. In July 2009, the fourth investor, holding a Convertible Note in the principal amount of  $200,000, agreed to extend said note to September 2009. In November 2009, this investor and the Company modified the Convertible note to extend the maturity date of said note to July 2010, pay the principal amount due in eight monthly installments commencing December of 2009, end the accrual of interest as of November 20, 2009 and convert the  $34,861 in interest due under the Convertible Note as of November 20, 2009 into 170,137 shares of Company’s common stock. During the year ended December 31, 2010 the remaining principal balance of said loan of  $175,000 was extinguished in full by the Company through cash payments of  $100,000 and the conversion of  $75,000 into 375,000 shares of common stock based on a per share conversion rate of  $0.20. As of December 31, 2010 the outstanding principal balance of said loan was  $0.

On November 4, 2010, an investor elected to convert his 9% secured convertible note of  $100,000 principal and the related accrued interest  $25,077 into 625,384 shares of Company’s Common Stock. Said investor also received an additional five-year warrant to purchase up to 62,538 shares of Common Stock, at an exercise price of  $0.75 per share in consideration for converting his 9% secured convertible note.

As of December 31, 2010,  $50,000 of principal on the Convertible Notes was outstanding, in default and due and payable in full. On March 23, 2011 this note was paid in full by Company.

Other Notes

In July 2009 we secured a loan of  $300,000 from an investor and issued the lender an unsecured promissory note for the principal amount on December 8, 2009. Pursuant to the terms of the note, we are to pay the note holder simple interest at the rate seven percent per annum commencing on July 17, 2009 with all interest and principal due there under payable in cash on or before January 16, 2011. If an event of default were to occur the interest rate would increase to ten percent for the duration of the event. Should we not cure the default within 60 days of receiving notice the note holder may, at his option, declare all interest accrued and unpaid and principal outstanding immediately due and payable. On December 30, 2010, the investor elected to apply all of the proceeds due and payable under the Note, including all accrued interest, to the purchase of the Company’s Common Stock. Pursuant to this transaction, the investor subscribed for and received 1,268,472 shares of Common Stock at a purchase price of  $0.26 per share resulting in an aggregate purchase price of  $329,803. The number of shares issued was based upon the  $0.26 fair value of the Company’s common stock on the settlement date.

In December 2009, we secured a loan in the principal amount of  $1,000,000 from an investor. Pursuant to the terms of the note, we are to pay the holder simple interest at the rate of ten percent per annum commencing on the date of issuance with all interest and principal due and payable in cash on or before June 17, 2010 the note’s maturity date was extended to April 30, 2011. On March 22, 2011, the Company entered into a Securities Amendment and Exchange Agreement and an Amended and Restated Convertible Promissory Note (“2011 Convertible Note”, collectively “Exchange Agreements”) with the this investor. Pursuant to the terms and subject to the conditions set forth in the Exchange Agreements, the Company and the Investor amended and restated the  $1,000,000 unsecured promissory note issued by the Company to Investor on or about December 17, 2009 (“Original Note”) to, among other things, extend the term to March 22, 2012. Interest in the amount of 10% per annum, commencing on December 17, 2009 and calculated on a 365 day year, and the principal amount of  $1,000,000 will be paid on March 22, 2012. Subject to the terms and conditions of the 2011 Convertible Note, including limitations on conversion, the outstanding principal and interest under the 2011 Convertible Note will automatically convert into shares of the Company’s common stock at the then-effective conversion price upon the closing of a qualified firm commitment underwritten public offering or may be voluntarily converted by the investor at anytime during the term. The initial conversion price is  $0.26 per share. Any principal or interest which is not converted will be repaid by the Company at the earlier of a qualified offering, (as defined in the 2011 Convertible Note which is filed as an exhibit to the Form 8K filed with the Securities and Exchange Commission on March 28, 2011), or March 22, 2012. Pursuant to and during the term of the 2011 Convertible Note, the Company will not issue or allow to exist any obligation for borrowed money, except for subordinate indebtedness in payment and priority, trade payables incurred in the ordinary course of business, purchase money secured indebtedness for equipment or inventory, unsecured and subordinate, or unsecured and subordinate working capital guarantees provided by, the Export Import Bank of the United States (the “EXIM Bank”), and indebtedness evidenced by the promissory note dated February 19, 2010 issued to RBC Capital Markets- Custodian of Leonard Samuels IRA (as amended) in the principal amount of  $620,000.

The Company secured loans from two investors in the principal amounts of  $250,000 and  $620,000. The loan amounts were received by the Company on December 31, 2009 and February 18, 2010, respectively, and the Company issued the lenders unsecured promissory notes with respect to said loans on February 19, 2010. Pursuant to the terms of the notes, the Company is to pay the holders simple interest at the rate ten percent per annum commencing on the date of issuance with all interest and principal due and payable in cash on or before June 30, 2010 and August 10, 2010. After receipt of proceeds on the foregoing loans, we may not incur more than  $500,000 in debt without the holders’ prior approval and said additional debt may not be senior to these promissory notes without holder’s permission. During the term of the notes, each note holder has the right to participate, by investing additional funds the total amount of which may not exceed the outstanding balance of the holder’s note, in any subsequent financings undertaken by Company. Any such participation shall be upon the same terms as provided for in the subsequent financing. If an event of default were to occur and said default is not cured within the allotted period, the holders may declare all principal and accrued and unpaid interest due and payable without presentment, demand, protest or notice. Further, in addition to all remedies available under law, each holder may in the event of a default opt to convert the principal and interest outstanding under its note into any debt or equity security which Company issued after the date of its note and prior to the date of full payment of its note in accordance with the same terms as the subsequent financing.

On December 27, 2010, one of the investors elected to apply all of the proceeds due and payable under the  $250,000 Note, including all accrued interest, to the purchase of our common stock. Pursuant to this transaction, the investors subscribed for and received 1,052,950 shares of common stock at a purchase price of  $0.26 per share resulting in an aggregate purchase price of  $273,767 (the principal amount and related accrued interest under the note). The number of shares issued was based upon the  $0.26 fair value of the Company’s common stock on the settlement date.

The  $620,000 note’s maturity date was extended to April 30, 2011.

Accrued interest on the notes was  $157,683 and  $13,502 at December 31, 2010 and 2009, respectively.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Related Party Transactions

Timothy Tangredi, the Company’s Chief Executive Officer and Chairman, is a founder and a member of the Board of Directors of Aegis Biosciences, LLS (“Aegis”). Aegis, created in 1995, is a licensee of the Company’s nano-structured intellectual property and materials in the biomedical and healthcare fields. Mr. Tangredi spends approximately one to two days per month on Aegis business and is compensated by Aegis for his time and contribution(s). We granted Aegis two exclusive, world-wide licenses, the first in 1995 and the second in 2005. Pursuant to these licenses, Aegis has the right to use and sell products containing our polymer technologies in biomedical and healthcare applications. The first license was entered into in 1995 has been amended twice. In 2005, we agreed to accept  $150,000 as payment in full of all royalties and no further license revenue will be forthcoming. The second license allows Aegis the use of our intellectual property in the field of healthcare. A one-time payment of  $50,000 was made under this license in 2005. In addition, under the second license Aegis is to make royalty payments of 1.5% of the net sales price it receives with respect to any personal hygiene product, surgical drape or clothing products (the latter when employed in medical and animal related fields) and license revenue it receives should Aegis grant a sublicense to a third party. To date Aegis has sold no such products nor has it received any licensing fees requiring a royalty payment be made to us. All obligations for such payments will end on the earlier of June 2, 2015 or upon the aggregate of all sums paid to us by Aegis under the agreement reaching  $1 million. The term of each respective license runs for the duration of the patented technology.

The Company rents a building that is owned by two stockholders of the Company, one of which is the Chief Executive Officer. Rent expense for this building is  $3,800 per month. The Company recognized rent expense of approximately  $11,400 and  $22,800 each of the three and six months ended June 30, 2011 and 2010. At June 30, 2011 and December 31, 2010,  $45,779 and  $151,440, respectively, were included in accounts payable for amounts owed to these stockholders for rent.

The Company also has accrued compensation due to the Chief Executive Officer and two other employees for deferred salaries earned and unpaid as of June 30, 2011 and December 31, 2010 of  $1,405,606 and  $1,426,022, respectively.

The Company has contracted with Richardson and Patel LLP, a stockholder, for legal services rendered in connection with the Form S-1 Offering. As of June 30, 2011, the Company has included approximately  $388,000 in accounts payable.

The above terms and amounts are not necessarily indicative of the terms and amounts that would have been incurred had comparable transactions been entered into with independent parties.

Timothy Tangredi, the Company’s Chief Executive Officer and Chairman, is a founder and a member of the Board of Directors of Aegis Biosciences, LLS (“Aegis”). Aegis, created in 1995, is a licensee of the Company’s nano-structured intellectual property and materials in the biomedical and healthcare fields. Mr. Tangredi spends approximately one to two days per month on Aegis business and is compensated by Aegis for his time and contribution(s). We granted Aegis two exclusive, world-wide licenses, the first in 1995 and the second in 2005. Pursuant to these licenses, Aegis has the right to use and sell products containing our polymer technologies in biomedical and healthcare applications. The first license was entered into in 1995 has been amended twice. In 2005, we agreed to accept  $150,000 as payment in full of all royalties and no further license revenue will be forthcoming. The second license allows Aegis the use of our intellectual property in the field of healthcare. A one-time payment of  $50,000 was made under this license in 2005. In addition, under the second license Aegis is to make royalty payments of 1.5% of the net sales price it receives with respect to any personal hygiene product, surgical drape or clothing products (the latter when employed in medical and animal related fields) and license revenue it receives should Aegis grant a sublicense to a third party. To date Aegis has sold no such products nor has it received any licensing fees requiring a royalty payment be made to us. All obligations for such payments will end on the earlier of June 2, 2015 or upon the aggregate of all sums paid to us by Aegis under the agreement reaching  $1 million. The term of each respective license runs for the duration of the patented technology.

The Company rents a building that is owned by two stockholders of the Company, one of which is the Chief Executive Officer. Rent expense for this building is  $3,800 per month. The Company recognized rent expense of approximately  $49,000 in each of years ended December 31, 2010 and 2009. At December 31, 2010 and 2009,  $151,440 and  $150,740, respectively, were included in accounts payable for amounts owed to these stockholders for rent.

The Company also has accrued compensation due to the Chief Executive Officer and one other employee for deferred salaries earned and unpaid as of December 31, 2010 and 2009 of  $1,415,606 and  $1,314,356, respectively.

On May 21, 2009, to evidence a loan, the Company issued its Chief Executive Officer a promissory note in the principal amount of  $51,900. The note is unsecured and bears a simple interest rate of 9% per annum. The principal amount plus all accrued interest is to be paid in full to the holder no later than July 31, 2009. This note was paid in full prior to maturity.

On June 10, 2009, to evidence a loan, the Company issued a promissory note in the principal amount of  $10,000 to Ethos Business Ventures, an entity in which the Company’s Chief Executive Officer holds a controlling financial position. The note is unsecured and bears a simple interest rate of 9% per annum. The principal amount plus all interest accrued is to be paid in full to the holder no later than July 31, 2009. This note was paid in full prior to July 31, 2009.

On September 11, 2009, to evidence a loan, Company issued its Chief Executive Officer a promissory note in the principal amount of  $124,000. The note is unsecured and bears a simple interest rate of 9% per annum. The principal amount plus all accrued interest is to be paid in full to the holder no later than October 15, 2009. This note was paid in full prior to October 15, 2009.

On September 11, 2009, to evidence a loan, the Company issued a promissory note in the principal amount of  $37,000 to Ethos Business Ventures, an entity in which its Chief Executive Officer holds a position. The note is unsecured and bears a simple interest rate of 9% per annum. The principal amount plus all interest accrued is to be paid in full to the holder no later than October 15, 2009. This note was paid in full prior to October 15, 2009.

Authorized Shares	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Authorized Shares

During the year ended December 31, 2009, the Company’s board of directors approved proposals to amend the Articles of Incorporation to increase the number of authorized shares of common stock from 100,000,000 to 200,000,000, respectively.

Preferred Stock	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Preferred Stock

The Company’s Board of Directors has authorized 10,000,000 million shares of preferred stock with a par value of  $0.01 to be issued in series with terms and conditions to be determined by the Board of Directors. The Company has designated 400,000 shares of Series A convertible preferred stock; 1,000,000 shares of Series B convertible preferred stock; 500,000 shares of Series C convertible preferred stock; and 1,100,000 shares of Series D convertible preferred stock. The Series A through D convertible preferred stock rank senior to the common stock as to dividends and liquidation. Each share of Series A through D convertible preferred stock is convertible into one share of common stock, except in specified circumstances as defined by the Company’s Certificate of Incorporation, and is automatically converted into common stock upon the occurrence of an initial public offering that meets certain criteria. No dividend or distribution may be paid on any shares of the Company’s common stock unless an equivalent dividend or distribution is paid on the Series A through D convertible preferred stock.

Stock Options and Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Stock Options and Warrants

Options

In June 2000 and November 2009, our Board of Directors adopted, and our shareholders approved, the 2000 Incentive Compensation Plan (“2000 Plan”) and the 2009 Long-Term Incentive Plan (“2009 Plan”), respectively (together the “Plans”). The Plans provide for the granting of options to qualified employees of the Company, independent contractors, consultants, directors and other individuals. The Company’s Board of Directors approved and made available 15,000,000 shares of common stock to be issued pursuant to the 2009 Plan. The Plans permit grants of options to purchase common shares authorized and approved by the Company’s Board of Directors.

The average fair value of options granted at market during six months ended June 30, 2011 and 2010 was  $0.27 and  $0.24 per option, respectively. There were no options exercised during the six months ended June 30, 2011 and 2010.

The following summarizes the information relating to outstanding stock options activity with employees during 2011 and 2010:

	Common Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	14,897,757	$0.25	7.19	$946,754
Granted	2,510,000	$0.33
Expired/Forfeited	(136,667)	$0.11
Outstanding at June 30, 2011	17,271,090	$0.32	7.04	$1,406,643

Exercisable at June 30, 2011	15,958,937	$0.32	6.86	$1,326,355

Stock compensation expense was approximately  $238,500 and  $630,100 for the three and six months ended June 30, 2011, respectively, and approximately  $397,700 and  $478,500 for the three and six months ended June 30, 2010, respectively. The total fair value of shares vested during the six months ended June 30, 2011 and 2010 was approximately  $527,200 and  $30,800, respectively.

As of June 30, 2011, there was approximately  $319,000 of unrecognized employee stock-based compensation expense related to non vested stock options, of which  $82,000,  $160,000 and  $77,000 is expected to be recognized for the remainder of the fiscal year ending December 31, 2011, and for the fiscal years ending 2012 and 2013, respectively.

The following table represents our non-vested share-based payment activity with employees for the six months ended June 30, 2011:

	Number of Options	Weighted Average Grant Date Fair Value
Nonvested options - December 31, 2010	1,063,194	$0.25
Granted	2,510,000	$0.27
Vested	(2,261,041)	$0.24

Nonvested options – June 30, 2011	1,312,153	$0.24

Warrants

At June 30, 2011, the Company had outstanding warrants to purchase the Company’s common stock which were issued in connection with multiple financing arrangements and consulting agreements. Information relating to these warrants is summarized as follows:

Warrants	Remaining Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Warrants-Daily Financing	197,055	.49	$0.55

Warrants-Additional Financing	428,637	1.21	$0.40

Warrants-Robb Trust Note	50,000	.93	$0.55

Warrants-Financings (2007, 2008 and 2011)	18,750,000	2.19	$0.29

Warrants-Placement Agent Warrants	793,641	1.76	$0.25
Warrants-Tangredi	3,000,000	1.76	$0.36

Warrants-Ehrenberg	250,000	2.10	$0.30

Warrants-Consulting Agreements	825,000	3.28	$0.31

Warrants-Note Conversions	2,302,538	2.93	$0.39

Warrants-Stock Purchases	1,720,770	4.00	$0.40

Warrants-Mandelbaum	50,000	2.84	$0.19

Warrants-Services	400,000	3.56	$0.50

Total	28,767,641

Common Stock Issued For Services

The Company issued 103,846 shares of common stock during the six months ended June 30, 2011 valued at  $36,346 for legal services provided from January 1, 2011 through June 30, 2011. For the three and six months ended June 30, 2011, the Company has recorded  $18,173 and  $36,346, respectively, as legal expense related to these services in its statements of operations.

The Company entered into an agreement for consulting services in April 2010. The term of the agreement is for seventeen months and calls for the Company to issue the consultant 100,000 shares of common stock upon execution of the agreement and an additional 100,000 shares of common stock after six months of service. The agreement also calls for a monthly cash payment of  $6,000 for the first six months and  $7,500 per month for the remainder of the agreement. The Company has fair valued the initial 100,000 shares of common stock at  $53,000 and the additional 100,000 shares of common stock at  $36,000 and is expensing the fair value of those shares over life of the agreement. For the three and six months ended June 30, 2011, the Company has recorded  $3,667 and  $29,000 as consulting expense on its statements of operations.

On November 4, 2010, the Company entered into an agreement for legal services relating to our pending public offering in exchange for 375,000 shares of Common Stock valued at  $165,000. This cost is included in deferred offering costs in the accompanying balance sheet.

In June 2000 and November 2009, our Board of Directors adopted, and our shareholders approved, the 2000 Plan and 2009 Plan, respectively (together the “Plans”). The Plans provide for the granting of options to qualified employees of the Company, independent contractors, consultants, directors and other individuals. As of December 31, 2009, the Company’s Board of Directors approved and made available 15,000,000 shares of common stock to be issued pursuant to the 2009 Plan. The Plans permit grants of options to purchase common shares authorized and approved by the Company’s Board of Directors.

The average fair value of options granted at market during 2010 and 2009 was  $0.25 and  $0.31 per option, respectively. The total intrinsic value of options exercised during the years ended December 31, 2010 and 2009 was  $0 and  $3,250, respectively.

The following summarizes the information relating to outstanding stock options activity with employees during 2010 and 2009:

	Common Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2008	8,606,556	$0.26	7.58	$38,294
Granted	4,190,058	$0.21
Exercised	(25,000)	$0.17		$3,250
Forfeited or expired	(472,732)	$0.58

Outstanding at December 31, 2009	12,298,882	$0.26	7.64	$1,052,839
Granted	2,970,000	$0.30
Forfeited or expired	(371,125)	$0.32

Outstanding at December 31, 2010	14,897,757	$0.25	7.19	$946,754

Exercisable at December 31, 2010	13,834,563	$0.25	7.02	$940,594

Exercisable at December 31, 2009	11,951,021	$0.24	7.61	$1,034,594

Stock compensation expense was approximately  $651,000 for the year ended December 31, 2010 and  $1,580,000 for the year ended December 31, 2009, including approximately  $75,000 that was accrued for warrants issued subsequent to year end. The total fair value of shares vested during the years ended December 31, 2010 and 2009 was approximately  $556,000 and  $1,549,000, respectively.

As of December 31, 2010, there was approximately  $222,000 of unrecognized employee stock-based compensation expense related to non vested stock options, of which  $129,000,  $81,000 and  $12,000 is expected to be recognized for the years ended December 31, 2011, 2012 and 2013, respectively.

The following table represents our non vested share-based payment activity with employees for the year ended December 31, 2010 and 2009:

	Number of Options	Weighted Average Grant Date Fair Value
Nonvested options - December 31, 2008	1,276,563	$0.37
Granted	4,190,058	$0.31
Forfeited	(30,334)	$0.17
Vested	(5,088,426)	$0.30

Nonvested options - December 31, 2009	347,861	$0.27
Granted	2,970,000	$0.25
Vested	(2,244,663)	$0.25
Forfeited	(10,004)	$0.28

Nonvested options - December 31, 2010	1,063,194	$0.25

Warrants

At December 31, 2010, the Company had outstanding warrants to purchase the Company’s common stock which were issued in connection with multiple financing arrangements and consulting agreements. Information relating to these warrants is summarized as follows:

Warrants	Remaining Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Warrants-Daily Financing	197,055	.98	$0.55
Warrants-Additional Financing	428,637	1.70	$0.40
Warrants-Robb Trust Note	50,000	1.42	$0.55
Warrants-Financing	14,750,000	1.99	$0.25
Warrants-Placement Agent Warrants	793,641	2.26	$0.25
Warrants-Tangredi	3,000,000	2.25	$0.36
Warrants-Ehrenberg	250,000	2.59	$0.30
Warrants-Consulting Agreement	825,000	3.77	$0.31
Warrants-Note Conversions	2,302,538	3.42	$0.39
Warrants-Stock Purchases 2009	758,270	3.40	$0.34
Warrants-Mandelbaum	50,000	3.33	$0.19
Warrants-Services	400,000	4.06	$0.50

Total	23,805,141

Common Stock Issued For Services

The Company entered into a consulting agreement in September of 2008. In October of 2009, the agreement was amended to extend the term for nine months. Company is to issue the consultant 10,000 shares of common stock in each of said nine months for total shares of 90,000, with no award of stock for January and February 2010. For the year ended December 31, 2010, the Company has issued 106,000 shares of common stock and recorded  $44,050 as consulting expense on its statement of operations.

The Company entered into an agreement for consulting services in April 2010. The term of the agreement is for twelve months and calls for the Company to issue the consultant 100,000 shares of common stock upon execution of the agreement and an additional 100,000 shares of common stock after six months of service. The agreement also calls for a monthly cash payment of  $6,000 for the first six months and  $7,500 per month for the remainder of the agreement. The Company has fair valued the initial 100,000 shares of common stock at  $53,000 and the additional 100,000 shares of common stock at  $36,000 and is expensing the fair value of those shares over life of the agreement. For the year ended December 31, 2010, the Company has recorded  $68,000 as consulting expense on its statement of operations and included  $21,000 as prepaid expenses in the balance sheet.

The Company issued 207,692 shares of common stock during the year ended December 31, 2010 valued at  $64,384 for legal services to be provided from January 1, 2010 through December 31, 2010. For the year ended December 31, 2010, the Company has recorded  $64,384 as legal expense in its statement of operations.

On November 4, 2010, the Company entered into an agreement for legal services in exchange for 375,000 shares of Common Stock valued at  $150,000. For the year ended December 31, 2010, the Company has recorded  $150,000 as prepaid expenses in the accompanying balance sheet.

Deferred Revenue	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Deferred Revenue

The Company entered into a licensing agreement during the year ended December 31, 2003 and received an initial fee of  $770,000. This fee is deferred and recognized on a straight-line basis over the life of the license agreement of 10 years. In addition, the Company received royalties of  $100,000 in each of the first three years of the agreement. The Company recognized revenue of approximately  $77,000 for this agreement during each of the years ended December 31, 2010 and 2009.

The Company entered into a licensing agreement with a biomedical entity during the year ended December 31, 2005 and received an initial license fee of  $50,000. This fee is deferred and recognized on a straight-line basis over the life of the license agreement of 7 years. The Company recognized revenue of approximately  $5,000 for this agreement during each of the years ended December 31, 2010 and 2009.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Commitments and Contingencies

The Company has employment agreements with some of its key employees and executives. These agreements provide for minimum levels of compensation during current and future years. In addition, these agreements call for grants of stock options and for payments upon termination of the agreements.

The Company entered into an amended and restated employment agreement with Mr. Timothy N. Tangredi, our President, Chief Executive Officer, and director, dated as of May 23, 2011. Mr. Tangredi’s employment agreement provides for an initial term of three years with the term extending on the second anniversary thereof for an additional one year period and on each subsequent anniversary of the agreement for an additional year period. Mr. Tangredi’s initial base salary is  $170,000, with an increase to  $210,000 per annum or a higher sum as our board of directors may set after the date on which we obtain  $10 million or more in equity or debt financing. If our market capitalization at the end of the calendar year is more than two times greater than the year before Mr. Tangredi is to receive a cash payment of 0.25% of the difference in capitalization from last year to the current year. Additionally, at the discretion of our board of directors and its compensation committee, Mr. Tangredi may be eligible for an annual bonus which amount, if any, will not be below 75% of his effective base salary and not exceeding 200% of his then effective base salary; provided that, under certain extraordinary circumstances, Mr. Tangredi may be eligible for an annual bonus greater than 200% of his then effective base salary. Mr. Tangredi is entitled to medical, disability and life insurance, as well as 4 weeks of vacation annually, an automobile allowance of  $800 per month, reimbursement of all reasonable business expenses, automobile insurance and maintenance and up to  $7,500 for one executive conference or educational venue.

For each product for which we commence commercial sale or licensing during the term and receives more than  $1 million of revenue during any 12 month period, Mr. Tangredi, in addition to any other compensation which he may receive under the agreement, shall be granted options to purchase a minimum of 200,000 shares of our common stock at an exercise price equal to either (i) the lower of: (a)  $.50 per share or (b) the fair market value per share of the stock on the date of grant as determined in good faith by the Compensation Committee of the Board of Directors, if we have not conducted a secondary public offering prior to the date of grant, or (ii) at an exercise price equal to 75% of the market price of the common stock, if we have completed a secondary public offering of our common stock prior to the date of grant (with the market price to be the average of the closing sale prices during the five trading days immediately preceding the date of grant of the option).

In the event that the fair market value of our common stock (the average of the closing prices of the common stock for any five consecutive trading days, as reported by the principal exchange or other stock market on which the common stock is then traded) equals or exceeds 200% of the price at which we sell common stock in a secondary public offering (the “Target Value”) at any time during the term of the agreement, Mr. Tangredi shall be granted options to purchase 500,000 shares of common stock at an exercise price equal to 75% of the Target Value, on terms identical to the options provided for above.

In April 2011, the Company entered into an employment agreement with the Company’s General Counsel, Patricia Tangredi. The employment term is for four years with automatic renewals. The agreement includes an annual base salary of  $120,000 with an increase to  $150,000 upon completion of a successful Initial Public Offering of at least  $10 million. The agreement also provides for a minimum of 50,000 options to be awarded annually along with other standard employment benefits.

On September 17, 2010, the U.S. Department of Energy approved a grant of up to  $681,322 to the Company for the funding of a project to scale up, in size and field trial, a novel dehumidification system similar to the Company’s NanoAir prototype, that is operated by directly manipulating water vapor using a selectively permeable membrane made of a nano-structure solid polymer. The grant is conditioned upon the Company contributing  $171,500 of the proposed total project cost of  $852,822. The Company will receive the grant amount upon submission of reimbursement request for allowable expenses. As of June 30, 2011, the Company has incurred  $229,049 in expenses and recognized the same amount as revenue related to this grant award.

In December 2010, Pasco County Florida approved a grant of  $254,500 to the Company for the funding of the NanoAir product into commercialization. The grant from Pasco County requires us to pay the county 2% of the gross sales of products using a certain unique pump assembly for 5 years or for a total of  $1,000,000 whichever comes first. As of June 30, 2011, the Company has incurred  $57,262 in expenses and recognized the same amount as revenue related to this grant award.

The Company is not currently a party to any pending legal proceedings. In the ordinary course of business the Company may become a party to various legal proceedings generally involving contractual matters, infringement actions, product liability claims and other matters.

The Company has employment agreements with some of its key employees and executives. These agreements provide for minimum levels of compensation during current and future years. In addition, these agreements call for grants of stock options and for payments upon termination of the agreements.

The Company entered into an agreement with the holders of the Convertible Notes to file a registration statement within 45 days of the first Note conversion and to have the registration statement declared effective within 150 days. The Company will incur penalties and damages of up to approximately  $236,000 if it does not file and keep the registration statement effective pursuant to the terms of this agreement. As of December 31, 2010, the Company has recorded a liability of  $5,000 in accrued expenses related to this agreement on its balance sheet.

On September 17, 2010, the U.S. Department of Energy approved a grant of up to  $681,322 to the Company for the funding of a project to scale up, in size and field trial, a novel dehumidification system similar to the Company’s NanoAir prototype, that is operated by directly manipulating water vapor using a selectively permeable membrane made of a nano-structure solid polymer. The grant is conditioned upon the Company contributing  $171,500 of the proposed total project cost of  $852,822. The Company will receive the grant amount in phases upon the meeting of certain milestones. As of December 31, 2010, the Company has incurred  $79,786 in expenses and recognized the same amount as revenue related to this grant award.

In December 2010, Pasco County Florida approved a grant of  $254,500 to the Company for the funding of the NanoAir product into commercialization. The grant from Pasco County requires us to pay the county 2% of the gross sales of products using a certain unique pump assembly for 5 years or for a total of  $1,000,000 whichever comes first. As of December 31, 2010, the Company has incurred  $19,946 in expenses and recognized the same amount as revenue related to this grant award.

The Company is not currently a party to any pending legal proceedings. In the ordinary course of business the Company may become a party to various legal proceedings generally involving contractual matters, infringement actions, product liability claims and other matters.

Income Taxes	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Income Taxes

There is no current or deferred income tax expense or benefit for the years ended December 31, 2010 and 2009.

The provision for income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The items causing this difference are as follows:

	Year ended December 31,
	2010	2009
Tax benefit at U.S. statutory rate	$(487,000)	$(2,420,000)
State income tax benefit, net of federal benefit	(52,000)	(258,000)
Effect of non-deductible expenses	1,000	1,000
Employee stock-based compensation	221,000	536,000
Change in warrant valuation	(210,000)	1,269,000
Other adjustments	154,000	994,000
Change in valuation allowance	373,000	(132,000)

	$—	$—

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2010	2009
Deferred tax assets (liabilities), current:
Bonus payable	$108,300	$108,300
Accrued deferred compensation payable	428,300	386,300
Stock warrant consideration and other	84,000	49,100
Deferred license revenue	30,900	32,400
Valuation allowance	(651,500)	(576,100)

	$—	$—

Deferred tax assets (liabilities), noncurrent:
Deferred license revenue	$48,100	$77,400
Depreciation	3,400	3,400
Net operating loss carryforwards	7,644,600	7,261,000
Valuation allowance	(7,596,100)	(7,341,800)

	$—	$—

As of December 31, 2010 and 2009, the Company had federal and state net operating loss carry-forwards totaling approximately  $20,100,000 and  $21,400,000, respectively, which begin expiring in 2012. The Company has established a valuation allowance to fully reserve all deferred tax assets at December 31, 2010 and 2009 because it is more likely than not that the Company will not be able to utilize these assets.

As of December 31, 2010, the Company has not performed an IRC Section 382 study to determine the amount, if any, of its net operating losses that may be limited as a result of the ownership change percentages during 2010. However, the Company will complete the study prior to the utilization of any of its recorded net operating losses.

Genertec Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Genertec Agreement

On August 21, 2009, we entered into an Exclusive Distribution Agreement with Genertec, under which we are to supply and Genertec is to distribute, on an exclusive basis, three of our nanotechnology-based membrane products and related products in Great China, including mainland China, Hong Kong, Macau and Taiwan. The agreement provides that during the initial term of the agreement, Genertec will order and purchase these products in the aggregate amount of Two Hundred Million U.S. Dollars. A minimum quantity of said products is to be purchased by Genertec during each contract year of the initial term. In the event Genertec fails to purchase the minimum amount of products in any given year, we may convert the exclusivity provided to Genertec to a non-exclusive or terminate the agreement. Genertec has agreed to engage and appoint authorized person(s) or firm(s), to install, engineer, perform maintenance, sell and use the products within the defined distribution area and neither Genertec nor its designated buyer is permitted to alter, decompile or modify our products in any way. As consideration for entering into this agreement, Genertec agreed to pay us a deposit in monthly installments beginning in September 2009 and continuing through April 2010. All such payments are to be applied to products purchased by Genertec. During the initial term of the agreement, the parties are to negotiate in good faith a royalty bearing license agreement whereby Genertec may be granted a license to manufacture certain portions of the our products in the designated territory. The initial term of the agreement shall be for a period of five (5) years, commencing on August 21, 2009, unless earlier terminated. Unless notice of termination is delivered to the respective parties 180 days prior to the expiration of the initial term, the Agreement will automatically renew for consecutive one year periods. We may terminate this agreement in the event: (1) Genertec fails to pay the deposit as indicated, (2) Genertec does not purchase the minimum amount of our designated products during any contract year, (3) breach by Genertec of its obligations under the Agreement, or (4) at our discretion immediately upon the transfer of fifty percent (50%) or more of either the assets of the voting stock of Genertec to any third party. Genertec may not assign the Agreement to any party without our prior written consent. As of June 30, 2011, the Company has  $406,356 in accounts receivable and  $500,000 in deferred revenue to be applied against future orders. Genertec America’s partners in China have received the product and are continuing to perform tests; however there have been delays in completing this testing process. As a result, Genertec America has not yet begun to order product from the Company under this agreement. The Company is currently meeting with Genertec to resolve the payment of the receivable and expects that the amounts will be collected.

On August 21, 2009, we entered into an Exclusive Distribution Agreement with Genertec, under which we are to supply and Genertec is to distribute, on an exclusive basis, three of our nanotechnology-based membrane products and related products in Great China, including mainland China, Hong Kong, Macau and Taiwan. The agreement provides that during the initial term of the agreement, Genertec will order and purchase these products in the aggregate amount of Two Hundred Million U.S. Dollars. A minimum quantity of said products is to be purchased by Genertec during each contract year of the initial term. In the event Genertec fails to purchase the minimum amount of products in any given year, we may convert the exclusivity provided to Genertec to a non-exclusive or terminate the agreement. Genertec has agreed to engage and appoint authorized person(s) or firm(s), to install, engineer, perform maintenance, sell and use the products within the defined distribution area and neither Genertec nor its designated buyer is permitted to alter, decompile or modify our products in any way. As consideration for entering into this agreement, Genertec agreed to pay us a deposit in monthly installments beginning in September 2009 and continuing through April, 2010. All such payments are to be applied to products purchased by Genertec. During the initial term of the agreement, the parties are to negotiate in good faith a royalty bearing license agreement whereby Genertec may be granted a license to manufacture certain portions of the our products in the designated territory. The initial term of the agreement shall be for a period of five (5) years, commencing on August 21, 2009, unless earlier terminated. Unless notice of termination is delivered to the respective parties 180 days prior to the expiration of the initial term, the Agreement will automatically renew for consecutive one year periods. We may terminate this agreement in the event: (1) Genertec fails to pay the deposit as indicated, (2) Genertec does not purchase the minimum amount of our designated products during any contract year, (3) breach by Genertec of its obligations under the Agreement, or (4) at our discretion immediately upon the transfer of fifty percent (50%) or more of either the assets of the voting stock of Genertec to any third party. Genertec may not assign the Agreement to any party without our prior written consent. As of December 31, 2010, the Company has  $406,356 in accounts receivable and  $500,000 in deferred revenue to be applied against future orders. Genertec America’s partners in China have received the product and are continuing to perform tests; however there have been delays in completing this testing process. As a result, Genertec America has not yet begun to order product from the Company under this agreement. The Company is currently meeting with Genertec to resolve the payment of the receivable and expects that the amounts will be collected.

CAST Systems Control Technology	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
CAST Systems Control Technology

In April 2010, the Company entered into a technical and sales agreement with CAST Systems Control Technology Co., Ltd. (“CAST”) and Genertec with a value of up to approximately  $48 million U.S. Dollars over a twelve month period. Under the terms of the Agreement, the Company will supply to CAST, through Genertec, key system components of its nanotechnology clean water process. The Agreement is conditioned upon the Company obtaining a letter of credit from Genertec in the amount as agreed to by the parties on or before April 13, 2010. As of the date of this filing, the Company has received the required letter of credit from Genertec. This Agreement, the terms of which are disclosed in the Company’s Current Report on Form 8-K, filed on April 9, 2010, is made pursuant to and in support of the  $200 million distribution agreement made between the Company and Genertec on August 21, 2009, granting Genertec the exclusive right to obtain, distribute and market the Company’s nanotechnology-based membrane and related products in China, including mainland China, Hong Kong, Macau and Taiwan, the terms of which are summarized above and more fully disclosed in the Company’s Current Report on Form 8-K, filed August 27, 2009. For the year ended December 31, 2010, the Company has sold one unit under this agreement and recognized  $300,000 in revenue which has been billed and  $254,000 of which has been collected. The Company expects the remainder of the  $300,000 receivable to be collected in 2011.

In April 2010, the Company entered into a technical and sales agreement with CAST Systems Control Technology Co., Ltd. (“CAST”) and Genertec with a value of up to approximately  $48 million U.S. Dollars over a twelve month period. Under the terms of the Agreement, the Company will supply to CAST, through Genertec, key system components of its nanotechnology clean water process. The Agreement is conditioned upon the Company obtaining a letter of credit from Genertec in the amount as agreed to by the parties on or before April 13, 2010. As of the date of this filing, the Company has received the required letter of credit from Genertec. This Agreement, the terms of which are disclosed in the Company’s Current Report on Form 8-K, filed on April 9, 2010, is made pursuant to and in support of the  $200 million distribution agreement made between the Company and Genertec on August 21, 2009, granting Genertec the exclusive right to obtain, distribute and market the Company’s nanotechnology-based membrane and related products in China, including mainland China, Hong Kong, Macau and Taiwan, the terms of which are summarized above and more fully disclosed in the Company’s Current Report on Form 8-K, filed August 27, 2009. For the year ended December 31, 2010, the Company has sold one unit under this agreement and recognized  $300,000 in revenue which has been billed and  $254,000 of which has been collected. The Company expects the remainder of the  $300,000 receivable to be collected in 2011.

Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Derivative Financial Instruments

In September 2008, the FASB ratified the consensus reached on EITF Issue No. 07-5, Determining Whether an Instrument (or an Embedded Feature) is Indexed to an Entity’s Own Stock (“EITF 07-5”) (codified as ASC 815-40-15-5). This EITF provides guidance for determining whether an equity-linked financial instrument (or embedded feature) is indexed to an entity’s own stock. The EITF applies to any freestanding financial instrument or embedded feature that has all the characteristics of a derivative under ASC 815-10-15-13 through 15-130, Accounting for Derivative Instruments and Hedging Activities, for purposes of determining whether that instrument or embedded feature qualifies for the first part of the scope exception. The EITF also applies to any freestanding financial instrument that is potentially settled in an entity’s own stock, regardless of whether the instrument has all the characteristics of a derivative under ASC 815-10-13 through 15-130, for purposes of determining whether the instrument is within the scope of EITF No. 00-19 Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock (“EITF 00-19”) (codified as ASC subtopic 815-40). EITF No. 07-5 was effective beginning the first quarter of fiscal 2009.

Due to certain adjustments that may be made to the exercise price of the warrants issued in December 2007, January 2008 and August 2008 if the Company issues or sells shares of its common stock at a price which is less than the then current warrant exercise price, these warrants have been classified as a liability as opposed to equity in accordance with the Derivatives and Hedging Topic of the FASB ASC 815-10-15 as it was determined that these warrants were not indexed to the Company’s stock. As a result, the fair market value of these warrants was remeasured on January 1, 2009 and marked to market at each subsequent financial reporting period. The change in fair value of the warrants is recorded in the statements of operations and is estimated using the Black-Scholes option-pricing model with the following assumptions:

	Three Months Ended			Six Months Ended
	June 30,			June 30,
	2011		2010	2011	2010
Exercise price	$0.25		$0.25	$0.25	$0.25
Market value of stock at end of period	$0.37		$0.30	$0.37	$0.30
Expected dividend rate	0	%	0%	0%	0%
Expected volatility	164	%	123% - 137%	164% - 173%	119% - 137%
Risk-free interest rate	0.19% – 0.45	%	0.81% – 1.00%	0.19% – 1.25%	.81% – 1.60%

All warrants issued by the Company other than the above noted warrants are classified as equity.

During the fourth quarter of the year ended December 31, 2010, the Company applied the guidance of Accounting Standards Codification 815-40 (ASC 815-40) and recorded a  $618,801 gain on the fair value of the warrant liability for the year then ended. The warrants had been issued in December 2007, January 2008 and August 2008, in connection with convertible promissory notes and were originally accounted for as an equity instrument. Accordingly, the Company has restated its financial statements to reflect the proper accounting treatment. If the Company would have recorded these warrants as a derivative liability upon initial adoption of ASC 815-40, the Company would have recorded the following amounts in its balance sheets and income statements in the periods indicated:

	Total Liabilities As previously Reported	Change	Total Liabilities As Restated	Stockholders ’ Deficit As previously Reported	Change	Stockholders ’ Deficit As Restated
March 31, 2010	$5,117,253	$6,085,147	$11,202,400	$(3,058,161)	$(6,085,147)	$(9,143,308)
June 30, 2010	$5,165,059	$4,250,053	$9,415,112	$(3,094,998)	$(4,250,053)	$(7,345,051)

September 30, 2010	$5,147,657	$4,861,284	$10,008,941	$(3,428,140)	$(4,861,284)	$(8,289,424)

	Other Inc (Exp) As previously Reported	Change	Other Inc (Exp) As Restated	Net Loss As previously Reported	Change	Net (Loss) Income As Restated	EPS As previously Reported	EPS As Restated
For the Three Months Ended:
March 31, 2010	$(46,504)	$(1,508,027)	$(1,554,531)	$(520,038)	$(1,508,027)	$(2,028,065)	$(0.02)	$(0.07)
June 30, 2010	$(55,233)	$1,835,094	$1,779,861	$(624,681)	$1,835,094	$1,210,413	$(0.02)	$0.04
September 30, 2010	$(55,933)	$(611,231)	$(667,164)	$(555,692)	$(611,231)	$(1,166,923)	$(0.02)	$(0.04)

In September 2008, the FASB ratified the consensus reached on EITF Issue No. 07-5, Determining Whether an Instrument (or an Embedded Feature) is Indexed to an Entity’s Own Stock (“EITF 07-5”) (codified as ASC 815-40-15-5). This EITF provides guidance for determining whether an equity-linked financial instrument (or embedded feature) is indexed to an entity’s own stock. The EITF applies to any freestanding financial instrument or embedded feature that has all the characteristics of a derivative under ASC 815-10-15-13 through 15-130, Accounting for Derivative Instruments and Hedging Activities, for purposes of determining whether that instrument or embedded feature qualifies for the first part of the scope exception. The EITF also applies to any freestanding financial instrument that is potentially settled in an entity’s own stock, regardless of whether the instrument has all the characteristics of a derivative under ASC 815-10-13 through 15-130, for purposes of determining whether the instrument is within the scope of EITF No. 00-19 Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock (“EITF 00-19”) (codified as ASC subtopic 815-40). EITF No. 07-5 was effective beginning the first quarter of fiscal 2009.

Due to certain adjustments that may be made to the exercise price of the warrants issued in December 2007, January 2008 and August 2008 if the Company issues or sells shares of its common stock at a price which is less than the then current warrant exercise price, these warrants have been classified as a liability as opposed to equity in accordance with the Derivatives and Hedging Topic of the FASB ASC 815-10-15 as it was determined that these warrants were not indexed to the Company’s stock. As a result, the fair market value of these warrants was remeasured on January 1, 2009 and marked to market at each subsequent financial reporting period. The change in fair value of the warrants is recorded in the statements of operations and is estimated using the Black-Scholes option-pricing model with the following assumptions:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010
Exercise price	$0.25	$0.25	$0.25	$0.25
Market value of stock at end of period	$0.37	$0.30	$0.37	$0.30
Expected dividend rate	0%	0%	0%	0%
Expected volatility	164%	123% - 137%	164% - 173%	119% - 137%
Risk-free interest rate	0.19% – 0.45%	0.81% – 1.00%	0.19% – 1.25%	.81% – 1.60%

All warrants issued by the Company other than the above noted warrants are classified as equity.

During the fourth quarter of the year ended December 31, 2010, the Company applied the guidance of Accounting Standards Codification 815-40 (ASC 815-40) and recorded a  $618,801 gain on the fair value of the warrant liability for the year then ended. The warrants had been issued in December 2007, January 2008 and August 2008, in connection with convertible promissory notes and were originally accounted for as an equity instrument. Accordingly, the Company has restated its financial statements to reflect the proper accounting treatment. If the Company would have recorded these warrants as a derivative liability upon initial adoption of ASC 815-40, the Company would have recorded the following amounts in its balance sheets and income statements in the periods indicated:

	Total Liabilities As previously Reported	Change	Total Liabilities As Restated	Stockholders’ Deficit As previously Reported	Change	Stockholders’ Deficit As Restated
March 31, 2010	$5,117,253	$6,085,147	$11,202,400	$(3,058,161)	$(6,085,147)	$(9,143,308)
June 30, 2010	$5,165,059	$4,250,053	$9,415,112	$(3,094,998)	$(4,250,053)	$(7,345,051)
September 30, 2010	$5,147,657	$4,861,284	$10,008,941	$(3,428,140)	$(4,861,284)	$(8,289,424)

	Other Inc (Exp) As previously Reported	Change	Other Inc (Exp) As Restated	Net Loss As previously Reported	Change	Net (Loss) Income As Restated	EPS As previously Reported	EPS As Restated
For the Three Months Ended:
March 31, 2010	$(46,504)	$(1,508,027)	$(1,554,531)	$(520,038)	$(1,508,027)	$(2,028,065)	$(0.02)	$(0.07)
June 30, 2010	$(55,233)	$1,835,094	$1,779,861	$(624,681)	$1,835,094	$1,210,413	$(0.02)	$0.04
September 30, 2010	$(55,933)	$(611,231)	$(667,164)	$(555,692)	$(611,231)	$(1,166,923)	$(0.02)	$(0.04)

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Subsequent Events	No other material subsequent events have occurred since June 30, 2011 that requires recognition or disclosure in these financial statements.

Subsequent to December 31, 2010, the Company issued 121,346 shares of common stock for services.

During January 2011, the Company issued 1,810,000 options under the 2009 Option Plan.

In December 2009, we secured a loan in the principal amount of  $1,000,000 from an investor. Pursuant to the terms of the note, we are to pay the holder simple interest at the rate of ten percent per annum commencing on the date of issuance with all interest and principal due and payable in cash on or before June 17, 2010 the note’s maturity date was extended to April 30, 2011. On March 22, 2011, the Company entered into a Securities Amendment and Exchange Agreement and an Amended and Restated Convertible Promissory Note (“Convertible Note”, collectively “Exchange Agreements”) with the this investor. Pursuant to the terms and subject to the conditions set forth in the Exchange Agreements, the Company and the Investor amended and restated the  $1,000,000 unsecured promissory note issued by the Company to Investor on or about December 17, 2009 (“Original Note”) to, among other things, extend the term to March 22, 2012 (“2011 Convertible Note”). Interest in the amount of 10% per annum, commencing on December 17, 2009 and calculated on a 365 day year, and the principal amount of  $1,000,000 will be paid on March 22, 2012. Subject to the terms and conditions of the 2011 Convertible Note, including limitations on conversion, the outstanding principal and interest under the 2011 Convertible Note will automatically convert into shares of the Company’s common stock at the then-effective conversion price upon the closing of a qualified firm commitment underwritten public offering or may be voluntarily converted by the investor at anytime during the term. The initial conversion price is  $0.26 per share. Any principal or interest which is not converted will be repaid by the Company at the earlier of a qualified offering, (as defined in the 2011 Convertible Note which is filed as an exhibit to the Form 8K filed with the Securities and Exchange Commission on March 28, 2011), or March 22, 2012. Pursuant to and during the term of the 2011 Convertible Note, the Company will not issue or allow to exist any obligation for borrowed money, except for subordinate indebtedness in payment and priority, trade payables incurred in the ordinary course of business, purchase money secured indebtedness for equipment or inventory, unsecured and subordinate, or unsecured and subordinate working capital guarantees provided by, the Export Import Bank of the United States (the “EXIM Bank”), and indebtedness evidenced by the promissory note dated February 19, 2010 issued to RBC Capital Markets- Custodian of Leonard Samuels IRA (as amended) in the principal amount of  $620,000.

On March 22, 2011, in connection with the above Exchange Agreements, the Company entered into Amendment to 2007 Warrant and Amendment to 2009 Warrant to extend the terms of the Stock Purchase Warrant, dated on or about December 31, 2007, and Stock Purchase Warrant, dated on or about March 12, 2009, respectively, to March 22, 2016 and to provide for cashless exercise unless such warrant shares are registered for resale under a registration statement. In addition, on March 22, 2011, the Company issued a Stock Purchase Warrant to the Investor to purchase 1,000,000 shares of the Company’s common stock at  $0.45 per share, exercisable commencing on the earliest of the consummation of the qualified offering (as defined in the Exchange Agreements), the date of conversion of the Convertible Note in full, or the date of conversion of the Convertible Note by the Investor in the greatest number of shares of the Company’s common stock not to exceed 9.99% beneficial ownership of Company outstanding common stock and terminating on March 22, 2016.

Also, on March 22, 2011, the Company entered into a Note and Warrant Purchase Agreement, Secured Convertible Promissory Note and Patent Security Agreement (“Financing Agreements”) with the Investor. Pursuant to the terms and subject to the conditions set forth in the Financing Agreements, the Investor has provided a bridge loan in the amount of  $1,500,000 (“Loan”) to the Company, which will be secured in all patents, patent applications and similar protections of the Company and all rents, royalties, license fees and “accounts” with respect to such intellectual property assets. Pursuant to the Secured Convertible Promissory Note (“Secured Note”), interest in the amount of 10% per annum, calculated on a 365 day year, and the principal amount of  $1,500,000 will be paid on March 22, 2012, but repayment is accelerated upon a qualified offering (as defined in the note). In the event of such qualified offering, and subject to the terms and conditions of the Secured Note, the outstanding principal and interest under the Secured Note will automatically convert, subject to the limitations on conversion described in the note, into shares of the Company’s common stock at the then-effective conversion price upon the closing of such qualified offering. The initial conversion price is  $0.26 per share. Any principal or interest which is not converted will be repaid by the Company at the earlier of a qualified offering or March 22, 2012. No cash fees were paid to any party to the transaction in exchange for lending the money. On March 22, 2011, in connection with the Financing Agreements, the Company issued a Stock Purchase Warrant to the Investor to purchase 3,000,000 shares of the Company’s common stock at  $0.45 per share, exercisable until March 22, 2016.

Pursuant to and during the term of the Secured Note, the Company will not issue or permit to exist any obligation for borrowed money, except for trade payables incurred in the ordinary course of business, purchase money secured indebtedness for equipment or inventory, unsecured and subordinate indebtedness to, or unsecured and subordinate working capital guarantees provided by, the EXIM Bank, the promissory note dated February 19, 2010 issued to RBC Capital Markets- Custodian of Leonard Samuels IRA (as amended) in the principal amount of  $620,000, the Amended and Restated Convertible Promissory Note, dated March 22, 2011, issued to the Investor in the principal amount of  $1,000,000 and other unsecured indebtedness for borrowed money in an amount not to exceed  $750,000.

Pursuant to the Patent Security Agreement issued in connection with the Note and Warrant Purchase of March 22, 2011, the Company shall not, without the Investor’s prior consent, sell, dispose or otherwise transfer all or any portion of the Collateral, except for license grants in the ordinary course of business. In addition, the Company will take all actions reasonably necessary to prosecute to allowance applications for patents and maintain all patents, and to seek to recover damages for infringement, misappropriation or dilution of the Collateral with limited exceptions.

In connection with such qualified offering, and subject to the terms and conditions of the Convertible Note, the Company will use reasonable efforts to include the Investor’s securities in such offering. Pursuant to the terms and conditions of the Exchange Agreements, the Investor will not sell, offer to sell or otherwise transfer or dispose of (other than to affiliates) any securities of the Company held by it for a period of 180 days from the date of the final prospectus relating to such qualified offering, except for certain limited sales as more fully described in the Exchange Agreements.